UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance High Yield Municipal Income Fund

Class A ETHYX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Transportation 18.7%
Hospital 15.2%
Industrial Development Revenue 12.5%
Special Tax Revenue 11.6%
Senior Living/Life Care 11.0%
General Obligations 8.4%
Housing 6.4%
Education 4.1%
Other Revenue 3.5%
Lease Rev./Cert. of Participation 3.2%
Other* 5.4%

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
4.7%
AA
20.7%
A
15.8%
BBB
23.9%
BB
14.4%
B
1.8%
Not Rated
18.7%

Value	Value
Not Rated	18.7%
B	1.8%
BB	14.4%
BBB	23.9%
A	15.8%
AA	20.7%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ETHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class C ECHYX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.66%

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	18.7%
B	1.8%
BB	14.4%
BBB	23.9%
A	15.8%
AA	20.7%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ECHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class I EIHYX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	18.7%
B	1.8%
BB	14.4%
BBB	23.9%
A	15.8%
AA	20.7%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EIHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class W EWHYX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$10	0.19%

Key Fund Statistics

Total Net Assets	$1,696,856,974
# of Portfolio Holdings	425
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Lease Rev./Cert. of Participation	3.2%
Other Revenue	3.5%
Education	4.1%
Housing	6.4%
General Obligations	8.4%
Senior Living/Life Care	11.0%
Special Tax Revenue	11.6%
Industrial Development Revenue	12.5%
Hospital	15.2%
Transportation	18.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	18.7%
B	1.8%
BB	14.4%
BBB	23.9%
A	15.8%
AA	20.7%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EWHYX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class A EALBX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	4.3%
A	16.5%
AA	45.4%
AAA	33.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EALBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class C ECLBX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	4.3%
A	16.5%
AA	45.4%
AAA	33.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ECLBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class I EILBX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Key Fund Statistics

Total Net Assets	$72,424,916
# of Portfolio Holdings	95
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Senior Living/Life Care	4.2%
Transportation	6.5%
Water and Sewer	6.6%
Electric Utilities	7.3%
Education	8.4%
Hospital	8.4%
Other Revenue	8.6%
Housing	12.4%
General Obligations	31.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	4.3%
A	16.5%
AA	45.4%
AAA	33.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EILBX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class A EALTX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.63%

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BBB	2.8%
A	18.7%
AA	46.9%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EALTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class C ECLTX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.38%

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BBB	2.8%
A	18.7%
AA	46.9%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ECLTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class I EILTX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Key Fund Statistics

Total Net Assets	$727,025,975
# of Portfolio Holdings	441
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.3%
Short-Term Investments	3.5%
Education	3.9%
Special Tax Revenue	4.9%
Water and Sewer	5.5%
Transportation	5.7%
Other Revenue	6.3%
Hospital	8.2%
Housing	10.6%
General Obligations	42.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BBB	2.8%
A	18.7%
AA	46.9%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EILTX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class A EITAX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not RatedFootnote Reference*	0.0%
Treasury	15.1%
BBB	1.0%
A	13.6%
AA	41.0%
AAA	29.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EITAX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class C EITCX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not RatedFootnote Reference*	0.0%
Treasury	15.1%
BBB	1.0%
A	13.6%
AA	41.0%
AAA	29.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EITCX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class I ETIIX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%

Key Fund Statistics

Total Net Assets	$450,778,916
# of Portfolio Holdings	145
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.2%
Short-Term Investments	3.1%
Bond Bank	3.6%
Education	5.8%
Hospital	6.7%
Housing	9.3%
Special Tax Revenue	9.4%
Water and Sewer	9.5%
U.S. Treasury Obligations	14.6%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not RatedFootnote Reference*	0.0%
Treasury	15.1%
BBB	1.0%
A	13.6%
AA	41.0%
AAA	29.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ETIIX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class A EABSX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	16.3%
BBB	1.0%
A	16.8%
AA	30.4%
AAA	35.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EABSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class C ECBSX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	16.3%
BBB	1.0%
A	16.8%
AA	30.4%
AAA	35.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

ECBSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class I EIBSX

Semi-Annual Shareholder Report July 31, 2024

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Key Fund Statistics

Total Net Assets	$161,323,545
# of Portfolio Holdings	88
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.9%
Water and Sewer	3.5%
Short-Term Investments	4.1%
Education	4.3%
Other Revenue	7.1%
Hospital	10.8%
Housing	13.8%
U.S. Treasury Obligations	15.5%
General Obligations	33.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	16.3%
BBB	1.0%
A	16.8%
AA	30.4%
AAA	35.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2024

EIBSX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
High Yield Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Eaton Vance
High Yield Municipal Income Fund

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,957,892
		$ 4,957,892
Hospital — 1.1%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,112,115
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,411,476
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32(1)	4,585	4,516,225
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	6,443,175
		$ 19,482,991
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$7,980	$ 8,636,514
		$ 8,636,514
Total Corporate Bonds (identified cost $34,791,675)		$ 33,077,397

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	$6,835	$ 6,690,847
Total Tax-Exempt Mortgage-Backed Securities (identified cost $6,200,115)		$ 6,690,847

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(3)	$10,000	$ 11,079,400
		$ 11,079,400
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(5)	$567	$ 102,094
		$ 102,094
Education — 3.7%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 3,226,336
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	925	782,393
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,200,176
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	4,000	3,786,280
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(2)	1,500	1,572,420
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(2)	3,455	3,739,519
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(2)	545	548,079
5.375%, 6/15/48(2)	1,020	996,469
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(2)	650	681,480
6.125%, 6/15/60(2)	800	839,872
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), (PSF Guaranteed), 4.00%, 8/15/54	2,480	2,384,966
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	94,692
4.00%, 5/1/51	500	444,500
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	916,805
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(2)	4,300	3,713,093
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	643,455
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(2)	750	728,588
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(2)	2,500	2,654,350
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	317,545
5.00%, 7/1/55	460	452,157

1
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(2)	$2,870	$ 2,558,519
4.25%, 7/1/44	2,250	2,180,295
New York Dormitory Authority, (Pace University), 5.50%, 5/1/56	1,000	1,091,650
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(2)	2,500	2,523,900
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(2)	195	191,018
5.00%, 6/15/39(2)	185	185,020
5.00%, 6/15/49(2)	260	248,927
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,142,613
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(2)	970	857,218
5.00%, 4/1/40(2)	795	823,079
5.00%, 4/1/50(2)	2,950	2,988,970
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,614,180
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	410,579
5.00%, 11/1/52(3)	10,000	10,804,800
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(2)	1,345	1,479,984
6.125%, 7/1/53(2)	3,525	3,882,082
		$ 63,706,009
Electric Utilities — 2.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,324,062
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	15,137,926
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,346,100
South Carolina Public Service Authority:
5.00%, 12/1/49	5,000	5,020,750
5.25%, 12/1/54	3,180	3,433,478
5.75%, 12/1/47	10,000	11,300,100
		$ 40,562,416
Escrowed/Prerefunded — 0.4%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	$1,000	$ 1,012,920
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
Prerefunded to 10/1/24, 5.125%, 10/1/34	$2,500	$ 2,506,800
Prerefunded to 10/1/24, 5.40%, 10/1/44	1,770	1,775,611
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	621,973
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(2)	130	143,409
Prerefunded to 4/1/32, 4.00%, 4/1/52(2)	30	32,198
		$ 6,092,911
General Obligations — 7.7%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,646,738
5.00%, 12/1/42	6,950	6,888,632
5.00%, 12/1/44	2,305	2,317,355
5.00%, 12/1/46	5,500	5,514,740
5.00%, 12/1/46	2,500	2,508,475
5.00%, 12/1/47	9,800	9,930,732
6.00%, 12/1/49	4,375	4,838,575
Chicago, IL:
5.00%, 1/1/44	7,000	7,152,530
5.25%, 1/1/38	6,750	7,317,202
5.50%, 1/1/43	2,000	2,120,820
Detroit, MI:
5.00%, 4/1/30	1,400	1,471,806
5.00%, 4/1/31	865	906,079
6.00%, 5/1/43	1,000	1,154,350
Houston, TX, 4.125%, 3/1/51(3)	6,635	6,409,012
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	8,000	7,751,760
Illinois:
5.00%, 12/1/42	8,125	8,348,031
5.50%, 5/1/39	1,085	1,189,637
5.50%, 3/1/47	2,000	2,184,580
5.50%, 5/1/47	2,000	2,188,220
5.75%, 5/1/45	1,115	1,215,172
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(3)	5,000	5,371,250
Midland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,320	2,231,840
New York, NY:
4.00%, 4/1/50	10,000	9,754,100
(SPA: Barclays Bank PLC), 4.02%, 6/1/44(6)	2,300	2,300,000

2
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
0.00%, 7/1/33	$731	$ 492,966
4.00%, 7/1/33	4,500	4,523,355
4.00%, 7/1/41	7,584	7,137,684
5.625%, 7/1/29	3,343	3,592,638
5.75%, 7/1/31	8,681	9,624,139
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,498,290
		$ 131,580,708
Hospital — 11.6%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 8,145,266
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	3,500	3,718,820
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	798,180
5.00%, 7/1/36	1,200	1,165,656
5.00%, 7/1/54	6,000	5,340,120
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	8,000	8,569,040
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	542,619
5.00%, 11/1/44	500	469,850
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,600,269
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	11,035,170
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,593,758
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	3,181,200
5.25%, 12/1/54	1,000	1,088,310
5.50%, 11/1/47	4,000	4,430,960
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	2,048,436
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,209,099
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(2)	1,510	1,593,654
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 4.00%, 7/15/50	3,600	3,186,864
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,660	1,613,420
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	$1,500	$ 1,557,060
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,869,747
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,793,462
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/42	5,500	4,290,605
5.00%, 11/1/37	4,385	4,274,849
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,694,565
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	3,730	3,681,883
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 4.375%, 2/28/54	3,000	2,947,470
Green Bonds, 5.50%, 2/28/57	2,700	2,979,558
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	6,183,949
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	8,397,302
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	4,110,080
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,043,190
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,775,000
5.00%, 2/15/44	3,835	3,770,764
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,704,220
5.00%, 7/1/41	1,750	1,759,993
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	755	722,769
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,525	6,631,357
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,504,410
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,943,160
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	10,000	10,041,500
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,980,030

3
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	$13,500	$ 12,940,695
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,570,640
6.00%, 9/1/53	4,000	4,536,920
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,951,670
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	635,886
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	5,000	5,454,600
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,969,380
		$ 197,047,405
Housing — 5.6%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49(7)	$5,710	$ 5,735,809
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(2)	4,000	3,606,160
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(2)	14,350	10,434,602
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(2)	9,930	7,229,536
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/49(7)	5,740	5,752,284
Florida Development Finance Corp., (The Henry Project), 5.25%, 6/1/54(2)	3,600	3,683,016
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,706,579
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	2,076,860
Louisiana Housing Corp., LA, (Home Ownership Program):
(FHLMC), (FNMA), (GNMA), 4.65%, 12/1/49	2,310	2,322,081
(FHLMC), (FNMA), (GNMA), 4.95%, 12/1/53	1,000	1,026,510
Maine Housing Authority:
Social Bonds, 4.65%, 11/15/48	1,000	1,005,760
Social Bonds, 4.65%, 11/15/49	2,350	2,364,641
Social Bonds, 4.70%, 11/15/53	2,500	2,508,475
Social Bonds, 4.70%, 11/15/54	1,250	1,252,913
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	$2,000	$ 2,187,680
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 9/1/49	4,000	4,030,680
New Hampshire Business Finance Authority:
3.625%, 8/20/39	4,995	4,677,976
4.25%, 7/20/41	3,986	3,922,752
New York City Housing Development Corp., NY, Sustainability Bonds, 4.80%, 2/1/53	5,000	5,063,350
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,788,877
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(2)	2,500	2,202,900
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,697,743
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 7/1/54	1,000	998,950
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(8)	860	860,000
11.00%, 7/1/31(8)	2,000	2,000,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	8,468	7,645,090
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	1,500	1,552,740
5.50%, 7/1/59	2,000	2,149,140
		$ 95,483,104
Industrial Development Revenue — 12.8%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$8,950	$ 8,849,312
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,585,504
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	7,079,085
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,232,577
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(2)	2,500	2,503,025
(AMT), 4.70%, 1/1/52(2)	8,510	8,406,178
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	11,710	11,284,459
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	15,274,436

4
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(2)	$6,000	$ 6,108,360
(AMT), 3.50%, 12/1/51(2)	9,250	7,182,532
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,941,379
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,890,998
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(2)	9,000	8,318,880
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,499,805
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC), (AMT), 5.00%, 6/1/54	4,000	4,099,040
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	13,325	12,608,248
(AMT), 4.875%, 11/1/42(2)	1,975	1,904,275
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(2)	1,845	1,561,239
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(2)	480	451,488
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	8,285	8,289,888
5.50%, 6/1/33	4,375	4,402,694
(AMT), 5.625%, 11/15/30	3,860	3,892,617
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,652,700
(AMT), 5.00%, 10/1/40	18,780	19,552,234
(AMT), 5.625%, 4/1/40	10,000	10,820,400
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	7,000	6,646,850
Ohio Air Quality Development Authority, (Pratt Paper, LLC):
(AMT), 4.25%, 1/15/38(2)	3,000	3,007,560
(AMT), 4.50%, 1/15/48(2)	5,000	4,985,500
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	1,700	1,376,150
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	6,080	6,080,486
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,000,500
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	4,950	4,899,164
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(2)	$2,750	$ 2,848,065
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	479,038
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	1,440	1,440,014
		$ 217,154,680
Insured - Escrowed/Prerefunded — 0.6%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,125,700
		$ 10,125,700
Insured - Hospital — 1.0%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$2,125	$ 2,253,562
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	5,216,880
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	1,250	1,357,900
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	2,053,878
(AGM), 5.75%, 11/1/53	2,000	2,232,820
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	3,500	3,506,300
		$ 16,621,340
Insured - Housing — 0.1%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,351,577
		$ 2,351,577
Insured - Lease Revenue/Certificates of Participation — 0.3%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$5,000	$ 5,275,950
		$ 5,275,950
Insured - Special Tax Revenue — 3.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,887,970
(NPFG), 0.00%, 11/15/26	9,395	8,595,016
(NPFG), 0.00%, 11/15/28	9,605	8,100,665

5
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX: (continued)
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	$1,115	$ 1,026,447
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	342,780
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	2,267,800
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,127,545
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,240,780
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	3,000	2,988,480
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,505	2,449,088
(AGM), 3.75%, 5/1/40	2,980	2,880,080
		$ 55,906,651
Insured - Transportation — 4.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,635,247
(AGM), (AMT), 5.50%, 1/1/53	12,040	13,152,014
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA, (AGM), (AMT), 4.50%, 7/1/54	1,500	1,505,145
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	7,088,939
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,534,383
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,246,373
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,866,200
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 4.625%, 6/30/54	8,000	8,010,480
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	5,000	5,194,250
Green Bonds, (AGM), (AMT), 5.125%, 6/30/60	11,800	12,243,208
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,520,754
		$ 68,996,993
Insured - Water and Sewer — 0.1%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,700	$ 1,648,762
		$ 1,648,762
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.5%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,610,672
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,445,208
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,907,625
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	996,605
5.00%, 6/15/44	8,290	8,696,707
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	3,500	3,622,990
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,635,460
		$ 41,915,267
Nursing Home — 0.0%(4)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$115	$ 115,435
		$ 115,435
Other Revenue — 3.5%
Black Belt Energy Gas District, AL, 5.00% to 7/1/31 (Put Date), 5/1/55(7)	$3,385	$ 3,612,878
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	4,545	3,493,196
5.00%, 6/1/55	28,635	26,557,817
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,340	4,781,205
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	6,250	2,500,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,260	1,307,338
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,184,230
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,339,800
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	2,040	2,059,706
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,951,335
		$ 58,787,505
Senior Living/Life Care — 11.3%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,950,641
5.00%, 11/15/38	1,000	1,033,020

6
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	$880	$ 727,786
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(2)	360	354,550
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,264,137
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	403,436
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	242,018
5.375%, 11/15/55	300	292,218
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,648,575
5.00%, 5/15/58	2,525	1,648,800
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	767,888
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(2)	1,000	928,030
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,167,100
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	1,600	1,622,880
5.00%, 7/1/52	2,100	1,962,303
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,001,080
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	3,973,800
5.50%, 7/1/41	6,000	6,182,940
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,144,480
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	395	395,423
6.375%, 1/1/33	60	60,091
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,670,059
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	382,024
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,658,897
5.00%, 5/15/43	2,750	2,736,525
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,870,660
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	3,000	3,169,050
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$1,550	$ 1,618,990
5.00%, 11/15/38(2)	1,010	1,053,087
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(2)	1,300	1,333,566
5.00%, 10/1/47(2)	1,280	1,292,582
5.00%, 10/1/57(2)	2,410	2,420,315
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	1,006,607
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(8)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,299,909
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	1,000	1,056,660
5.25%, 2/1/54	1,250	1,311,937
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,533,053
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,250	1,743,840
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	585	585,790
5.625%, 7/1/46(2)	555	556,221
5.75%, 7/1/54(2)	1,745	1,746,710
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,333,967
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	14,701,950
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	10,000	8,773,300
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	535	533,390
4.375%, 1/1/39	1,250	1,125,062
5.00%, 1/1/49	6,000	5,341,140
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	1,000	1,037,860
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(2)	6,000	7,386,540
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,653,012
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(2)	770	770,146

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(2)	$1,000	$ 1,005,060
5.25%, 5/15/47(2)	1,335	1,326,109
5.25%, 5/15/52(2)	2,750	2,679,160
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	9,341,910
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,964,664
5.00%, 4/1/38	2,500	2,515,300
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,265,587
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	699,284
6.75%, 11/15/51	3,250	3,049,702
6.875%, 11/15/55	200	188,394
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/56	4,265	3,490,604
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(2)	3,350	2,056,732
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,301,060
7.00%, 9/1/59	9,000	10,276,920
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(2)	1,500	1,497,255
5.00%, 7/1/46(2)	1,400	1,296,302
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(2)	7,225	6,707,329
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(2)	2,780	2,489,935
5.00%, 1/1/49(2)	695	597,742
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,750	1,797,110
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,510,541
5.75%, 8/15/54	920	976,902
5.75%, 8/15/59	4,000	4,231,200
		$ 191,738,932
Special Tax Revenue — 7.8%
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	$1,000	$ 1,035,380
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hobe-St. Lucie Conservancy District, FL: (continued)
5.875%, 5/1/55	$1,950	$ 2,014,369
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,725	3,771,823
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	495,097
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(2)	1,800	1,836,252
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	17,215	17,823,034
5.50%, 6/15/53	2,420	2,451,194
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(8)	1,005	10
5.75%, 5/1/38	1,020	1,029,017
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	5,060,900
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(3)	10,000	10,900,600
5.50%, 11/1/45(2)(3)	10,000	11,351,300
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(2)	2,300	2,527,470
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,799,300
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	28,623	9,556,075
0.00%, 7/1/51	27,782	6,762,139
4.75%, 7/1/53	9,834	9,793,681
5.00%, 7/1/58	24,925	25,055,856
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,215,237
South Village Community Development District, FL:
4.875%, 5/1/35	500	503,690
5.00%, 5/1/38	100	100,691
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	883	838,022
Series A2, 5.80%, 5/1/35(8)	755	518,655
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	430	392,311
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,417,555
3.25%, 5/1/40	2,860	2,379,434

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.125%, 5/15/64	$5,000	$ 4,864,850
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,845,761
		$ 132,339,703
Transportation — 14.4%
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(2)(7)	$4,170	$ 4,227,337
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	1,600	1,616,992
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,126,560
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,501,400
(AMT), 5.00%, 1/1/53	5,915	6,016,324
(AMT), 5.50%, 1/1/55(3)	4,000	4,295,000
(AMT), Tender Option Bond Trust Receipts/Certificates, (Liq: JPMorgan Chase Bank, N.A.), 4.30%, 7/1/27(2)(6)	200	200,000
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,506,350
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,750,754
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	926,693
0.00%, 7/1/30	500	381,340
0.00%, 7/1/31	1,150	817,098
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,792,320
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,119,850
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	2,016,740
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,005,150
New Jersey Turnpike Authority, 4.125%, 1/1/54	3,735	3,731,377
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,612,891
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	15,220	15,832,301
Green Bonds, (AMT), 5.50%, 6/30/54	7,750	8,274,675
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,432,641
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment): (continued)
(AMT), 5.25%, 1/1/50	$7,520	$ 7,519,699
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,997,087
(AMT), 5.00%, 12/1/31	8,050	8,688,928
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	19,260	19,907,329
(AMT), 6.00%, 6/30/61	5,000	5,454,550
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,884,480
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,854,032
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,468,045
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,692,640
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,678,555
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	5,525	6,021,974
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	13,405	13,494,277
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,901,858
(AMT), 5.50%, 6/30/43	2,250	2,419,357
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	329,588
0.00%, 8/1/46	2,500	859,050
Triborough Bridge and Tunnel Authority, NY:
5.00%, 11/15/51(3)	7,000	7,452,550
(LOC: TD Bank, N.A.), 4.05%, 1/1/32(6)	2,200	2,200,000
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project):
(AMT), 4.00%, 1/1/40	3,220	3,093,583
(AMT), 4.00%, 1/1/48	2,560	2,343,808
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	14,434,110
		$ 243,879,293
Water and Sewer — 0.4%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$2,840	$ 3,110,141

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(3)	$3,000	$ 3,294,420
		$ 6,404,561
Total Tax-Exempt Municipal Obligations (identified cost $1,552,502,340)		$1,598,916,396

Taxable Municipal Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(5)	$312	$ 56,233
		$ 56,233
Education — 0.2%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(2)	$1,100	$ 828,553
4.50%, 8/1/43(2)	1,500	1,030,275
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,372,718
		$ 3,231,546
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,421,326
		$ 10,421,326
General Obligations — 0.8%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,263,399
Chicago, IL, 7.75%, 1/1/42	4,356	4,387,363
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	774,954
Social Bonds, 3.344%, 4/1/30	125	113,606
Social Bonds, 3.644%, 4/1/34	500	437,305
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,514	1,542,921
		$ 13,519,548
Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,710,858
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,698,240
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.35%, 8/1/42(6)	13,700	13,700,000
		$ 31,109,098
Housing — 0.4%
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(2)	$3,985	$ 4,091,798
New York Housing Finance Agency, (LOC: TD Bank, N.A.), 5.35%, 5/1/44(9)	2,100	2,100,000
		$ 6,191,798
Insured - General Obligations — 0.1%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$1,675	$ 1,668,793
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	276,879
		$ 1,945,672
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/41	$16,290	$ 6,017,037
(AGM), 0.00%, 10/1/44	8,000	2,403,760
(AGM), 0.00%, 10/1/46	15,000	3,933,150
		$ 12,353,947
Lease Revenue/Certificates of Participation — 0.5%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 789,485
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	429,883
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(10)	7,375	7,490,419
		$ 8,709,787
Other Revenue — 0.2%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,546,082
		$ 2,546,082
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(2)	$1,115	$ 1,035,791
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,694,180

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands): (continued)
5.25%, 3/1/31	$2,910	$ 2,855,641
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(2)	8,000	8,048,400
		$ 14,634,012
Total Taxable Municipal Obligations (identified cost $105,844,050)		$ 104,719,049
Total Investments — 102.7% (identified cost $1,699,338,180)		$1,743,403,689
Other Assets, Less Liabilities — (2.7)%		$ (46,546,715)
Net Assets — 100.0%		$1,696,856,974
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $233,270,216 or 13.7% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(4)	Amount is less than 0.05%.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(7)	When-issued security.
(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(9)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At July 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.7%
Others, representing less than 10% individually	86.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 10.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,699,338,180)	$1,743,403,689
Cash	50,238
Interest receivable	15,777,043
Receivable for investments sold	12,325,861
Receivable for Fund shares sold	3,145,129
Receivable from affiliates	59,523
Trustees' deferred compensation plan	175,946
Total assets	$1,774,937,429
Liabilities
Payable for floating rate notes issued	$51,723,188
Payable for when-issued securities	19,188,503
Payable for Fund shares redeemed	4,979,196
Distributions payable	447,997
Payable to affiliates:
Investment adviser fee	616,067
Distribution and service fees	105,933
Trustees' deferred compensation plan	175,946
Interest expense and fees payable	470,309
Accrued expenses	373,316
Total liabilities	$78,080,455
Net Assets	$1,696,856,974
Sources of Net Assets
Paid-in capital	$1,789,234,692
Accumulated loss	(92,377,718)
Net Assets	$1,696,856,974
Class A Shares
Net Assets	$358,904,905
Shares Outstanding	43,381,327
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.27
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.55
Class C Shares
Net Assets	$36,121,809
Shares Outstanding	4,721,222
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.65
Class I Shares
Net Assets	$1,139,414,157
Shares Outstanding	137,579,119
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.28
12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2024
Class W Shares
Net Assets	$162,416,103
Shares Outstanding	19,615,553
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Interest income	$41,294,819
Total investment income	$41,294,819
Expenses
Investment adviser fee	$3,418,059
Distribution and service fees:
Class A	409,543
Class C	184,231
Trustees’ fees and expenses	50,270
Custodian fee	178,574
Transfer and dividend disbursing agent fees	240,172
Legal and accounting services	62,241
Printing and postage	22,111
Registration fees	71,101
Interest expense and fees	1,043,729
Miscellaneous	64,072
Total expenses	$5,744,103
Deduct:
Reimbursement of investment adviser fee — Class W	$302,429
Total expense reductions	$302,429
Net expenses	$5,441,674
Net investment income	$35,853,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$655,693
Futures contracts	(325,516)
Net realized gain	$330,177
Change in unrealized appreciation (depreciation):
Investments	$20,658,728
Futures contracts	1,340,475
Net change in unrealized appreciation (depreciation)	$21,999,203
Net realized and unrealized gain	$22,329,380
Net increase in net assets from operations	$58,182,525
14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$35,853,145	$56,502,451
Net realized gain (loss)	330,177	(11,657,748)
Net change in unrealized appreciation (depreciation)	21,999,203	21,773,377
Net increase in net assets from operations	$58,182,525	$66,618,080
Distributions to shareholders:
Class A	$(6,979,334)	$(12,184,078)
Class C	(645,831)	(1,576,579)
Class I	(24,146,263)	(38,638,312)
Class W	(3,462,771)	(3,124,495)
Total distributions to shareholders	$(35,234,199)	$(55,523,464)
Transactions in shares of beneficial interest:
Class A	$47,765,458	$(1,108,024)
Class C	(3,183,328)	(14,439,092)
Class I	91,962,121	220,492,755
Class W	47,999,937	75,630,585
Net increase in net assets from Fund share transactions	$184,544,188	$280,576,224
Net increase in net assets	$207,492,514	$291,670,840
Net Assets
At beginning of period	$1,489,364,460	$1,197,693,620
At end of period	$1,696,856,974	$1,489,364,460
15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Financial Highlights

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.16	$8.15	$9.08	$9.36	$9.38	$8.83
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.34	$0.29	$0.28	$0.31	$0.33
Net realized and unrealized gain (loss)	0.10	0.00(2)	(0.91)	(0.28)	(0.01)(3)	0.59
Total income (loss) from operations	$0.28	$0.34	$(0.62)	$0.00(2)	$0.30	$0.92
Less Distributions
From net investment income	$(0.17)	$(0.33)	$(0.31)	$(0.28)	$(0.32)	$(0.37)
Total distributions	$(0.17)	$(0.33)	$(0.31)	$(0.28)	$(0.32)	$(0.37)
Net asset value — End of period	$8.27	$8.16	$8.15	$9.08	$9.36	$9.38
Total Return(4)	3.51%(5)	4.42%	(6.80)%	(0.02)%	3.31%	10.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$358,905	$306,027	$306,809	$412,905	$419,256	$427,334
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	0.78%(7)	0.79%	0.78%	0.73%	0.76%	0.76%
Interest and fee expense(8)	0.13%(7)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	0.91%(7)	1.01%	0.91%	0.76%	0.82%	0.89%
Net expenses	0.91%(7)	1.01%	0.91%	0.76%	0.82%	0.89%
Net investment income	4.33%(7)	4.28%	3.44%	3.01%	3.35%	3.57%
Portfolio Turnover	26%(5)	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.55	$7.54	$8.40	$8.66	$8.68	$8.17
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.21	$0.20	$0.22	$0.24
Net realized and unrealized gain (loss)	0.10	(0.00)(2)	(0.84)	(0.26)	(0.01)(3)	0.55
Total income (loss) from operations	$0.23	$0.26	$0.63	$0.06	$0.21	$0.79
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.23)	$(0.20)	$(0.23)	$(0.28)
Total distributions	$(0.13)	$(0.25)	$(0.23)	$(0.20)	$(0.23)	$(0.28)
Net asset value — End of period	$7.65	$7.55	$7.54	$8.40	$8.66	$8.68
Total Return(4)	3.10%(5)	3.65%	(7.49)%	(0.78)%	2.52%	9.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,122	$38,802	$53,672	$82,817	$97,724	$139,608
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	1.53%(7)	1.55%	1.53%	1.48%	1.51%	1.51%
Interest and fee expense(8)	0.13%(7)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	1.66%(7)	1.77%	1.66%	1.51%	1.57%	1.64%
Net expenses	1.66%(7)	1.77%	1.66%	1.51%	1.57%	1.64%
Net investment income	3.59%(7)	3.53%	2.68%	2.26%	2.63%	2.82%
Portfolio Turnover	26%(5)	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.17	$8.16	$9.09	$9.37	$9.39	$8.84
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.36	$0.31	$0.31	$0.33	$0.35
Net realized and unrealized gain (loss)	0.10	0.00(2)	(0.91)	(0.28)	(0.01)(3)	0.59
Total income (loss) from operations	$0.29	$0.36	$(0.60)	$0.03	$0.32	$0.94
Less Distributions
From net investment income	$(0.18)	$(0.35)	$(0.33)	$(0.31)	$(0.34)	$(0.39)
Total distributions	$(0.18)	$(0.35)	$(0.33)	$(0.31)	$(0.34)	$(0.39)
Net asset value — End of period	$8.28	$8.17	$8.16	$9.09	$9.37	$9.39
Total Return(4)	3.64%(5)	4.68%	(6.55)%	0.24%	3.57%	10.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,139,414	$1,032,344	$802,994	$1,063,175	$994,877	$878,062
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	0.53%(7)	0.54%	0.53%	0.48%	0.51%	0.51%
Interest and fee expense(8)	0.13%(7)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	0.66%(7)	0.76%	0.66%	0.51%	0.57%	0.64%
Net expenses	0.66%(7)	0.76%	0.66%	0.51%	0.57%	0.64%
Net investment income	4.58%(7)	4.52%	3.69%	3.25%	3.59%	3.81%
Portfolio Turnover	26%(5)	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Financial Highlights — continued

	Class W
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,		Period Ended January 31, 2022(1)
		2024	2023
Net asset value — Beginning of period	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.20	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	0.11	0.02	(0.92)	(0.22)
Total income (loss) from operations	$0.31	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.20)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.20)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$8.28	$8.17	$8.15	$9.09
Total Return(3)	3.88%(4)	5.30%	(6.23)%	(1.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,416	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.49%(6)	0.51%	0.51%	0.43%(6)
Interest and fee expense(7)	0.13%(6)	0.22%	0.13%	0.03%(6)
Total expenses	0.62%(6)	0.73%	0.64%	0.46%(6)
Net expenses	0.19%(6)	0.29%	0.21%	0.09%(6)
Net investment income	5.03%(6)	4.98%	4.30%	3.34%(6)
Portfolio Turnover	26%(4)	49%	53%	22%(8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
20

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2024. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2024, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $51,723,188 and $70,958,332, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2024 was 2.67% to 3.81%. For the six months ended July 31, 2024, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $52,172,253 and 4.02%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2024.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
21

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $135,193,784 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $53,849,352 are short-term and $81,344,432 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,650,485,956
Gross unrealized appreciation	$65,981,094
Gross unrealized depreciation	(24,786,549)
Net unrealized appreciation	$41,194,545
22

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the six months ended July 31, 2024, the investment adviser fee amounted to $3,418,059 or 0.43% (annualized) of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, BMR was allocated $302,429 of the advisory fees paid by Class W shares for the six months ended July 31, 2024.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $9,512 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,644 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024 in the amount of $8,890. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 amounted to $409,543 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2024, the Fund paid or accrued to EVD $138,173 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to $46,058 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
23

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Fund was informed that EVD received $2,342 and $611 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $607,390,748 and $425,770,332, respectively, for the six months ended July 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	8,103,942	$ 65,986,843	8,721,888	$ 69,056,224
Issued to shareholders electing to receive payments of distributions in Fund shares	713,575	5,825,612	1,300,577	10,278,255
Redemptions	(2,943,824)	(24,046,997)	(10,170,888)	(80,442,503)
Net increase (decrease)	5,873,693	$ 47,765,458	(148,423)	$ (1,108,024)
Class C
Sales	476,968	$ 3,598,894	508,565	$ 3,726,336
Issued to shareholders electing to receive payments of distributions in Fund shares	75,767	572,281	186,152	1,360,273
Redemptions	(973,690)	(7,354,503)	(2,675,173)	(19,525,701)
Net decrease	(420,955)	$ (3,183,328)	(1,980,456)	$(14,439,092)
Class I
Sales	28,274,516	$231,521,313	80,230,560	$631,556,574
Issued to shareholders electing to receive payments of distributions in Fund shares	2,758,258	22,547,645	4,339,767	34,341,669
Redemptions	(19,843,542)	(162,106,837)	(56,632,518)	(445,405,488)
Net increase	11,189,232	$ 91,962,121	27,937,809	$220,492,755
Class W
Sales	6,719,959	$ 54,876,292	11,377,202	$ 90,054,180
Issued to shareholders electing to receive payments of distributions in Fund shares	423,588	3,462,771	395,241	3,124,455
Redemptions	(1,266,698)	(10,339,126)	(2,229,881)	(17,548,050)
Net increase	5,876,849	$ 47,999,937	9,542,562	$ 75,630,585
24

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2024, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended July 31, 2024, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(325,516)	$1,340,475
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2024, which is indicative of the volume of this derivative type, was approximately $18,571,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
25

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 28,561,172	$4,516,225	$ 33,077,397
Tax-Exempt Mortgage-Backed Securities	—	6,690,847	—	6,690,847
Tax-Exempt Municipal Obligations	—	1,598,916,396	—	1,598,916,396
Taxable Municipal Obligations	—	104,719,049	—	104,719,049
Total Investments	$ —	$1,738,887,464	$4,516,225	$1,743,403,689
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2024 is not presented.
26

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
27

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
28

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
29

Eaton Vance
High Yield Municipal Income Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
30

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ETHYX-NCSR    7.31.24

Parametric
TABS Municipal Bond Funds
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
TABS Municipal Bond Funds

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 80.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,573,333
Texas Water Development Board, 4.50%, 10/15/37	1,000	1,084,980
		$ 2,658,313
Education — 4.4%
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	$5,000	$ 4,965,000
University of Texas, 5.00%, 8/15/24	1,000	1,000,750
Will, Grundy, and Kendall Counties Community School District No. 201, IL, 5.00%, 10/15/28	1,000	1,069,740
		$ 7,035,490
Escrowed/Prerefunded — 1.4%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,006,720
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	121,188
Escrowed to Maturity, 5.00%, 2/15/25	50	50,556
		$ 2,178,464
General Obligations — 31.1%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,203
Auburn, ME, 2.00%, 11/1/34	1,250	1,019,188
Belmont, MA, 3.00%, 2/15/35	1,000	954,690
Braintree, MA, 1.50%, 10/15/31	1,975	1,621,534
California:
5.00%, 11/1/28	610	647,448
5.50%, 12/1/52	970	1,061,539
Columbia School District, MO, 2.10%, 3/1/27	1,040	995,550
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,996,310
Edina, MN, 5.00%, 2/1/30	125	134,648
Florida, (Department of Transportation), 5.00%, 7/1/30	950	1,061,653
Frisco, TX, 2.00%, 2/15/33	700	587,790
Hermosa Beach City School District, CA, 2.00%, 8/1/34	1,060	869,444
Illinois, 5.00%, 3/1/25	5,250	5,303,550
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	28,060
Montgomery County, MD, 5.00%, 10/1/29	1,300	1,381,120
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,699
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	$900	$ 900,000
New York:
5.00%, 3/15/31	5,250	6,013,980
5.00%, 3/15/32	2,500	2,909,575
New York, NY, 5.00%, 8/1/30	1,500	1,661,085
North Carolina:
2.00%, 6/1/33	1,250	1,047,625
3.00%, 6/1/31	1,500	1,460,115
Orange County, NC, 3.10%, 2/1/36	1,295	1,223,464
Pennsylvania, 4.00%, 5/1/32	2,005	2,097,210
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,579,820
Somerville, MA:
1.75%, 10/15/32	4,080	3,383,136
1.75%, 10/15/33	1,260	1,020,298
Washington, 5.00%, 7/1/26	1,500	1,560,405
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	400	350,412
0.00%, 6/15/29	460	388,797
0.00%, 6/15/30	400	325,928
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,575,233
		$ 50,190,509
Hospital — 10.9%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.31%, (SIFMA + 0.70%), 11/15/47(1)	$4,500	$ 4,502,295
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/15/29 (Put Date), 11/15/59	2,000	2,170,500
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	500	564,745
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,163,000
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	3,669,470
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,173,430
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	1,175	1,365,597
		$ 17,609,037
Housing — 13.9%
Connecticut Housing Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,955	$ 2,063,346

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$2,870	$ 3,017,719
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	164,039
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	915	954,738
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,340	1,442,577
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	925	956,811
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,620	1,705,714
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	672,847
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	282,819
Ohio Housing Finance Agency:
3.35%, 9/1/49	540	455,852
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	157,573
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	329,503
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	920	973,342
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,070	1,203,247
Pennsylvania Housing Finance Agency, SFMR, (SPA: TD Bank, N.A.), 3.50%, 10/1/50(2)	2,000	2,000,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,100,370
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,875	1,964,456
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,825	3,012,015
		$ 22,456,968
Insured - General Obligations — 2.2%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,749,880
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,818,380
		$ 3,568,260
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.5%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,388
5.00%, 11/1/43	225	225,270
5.00%, 11/1/48	375	375,401
		$ 876,059
Other Revenue — 7.1%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$3,000	$ 2,969,550
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,265,080
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	4,185	4,212,077
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,066,110
		$ 11,512,817
Senior Living/Life Care — 1.0%
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	$480	$ 488,880
5.00%, 2/1/29	590	623,524
5.00%, 2/1/30	475	506,929
		$ 1,619,333
Special Tax Revenue — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,117,330
		$ 1,117,330
Transportation — 2.4%
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 3.65%, 12/1/39(2)	$500	$ 500,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35(3)	3,000	3,411,900
		$ 3,911,900
Water and Sewer — 3.5%
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	$1,500	$ 1,515,585

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
North Texas Municipal Water District, 5.00%, 9/1/24	$1,120	$ 1,121,893
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	3,000,660
		$ 5,638,138
Total Tax-Exempt Municipal Obligations (identified cost $128,739,897)		$130,372,618

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 659,560
Total Taxable Municipal Obligations (identified cost $648,096)		$ 659,560

U.S. Treasury Obligations — 15.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.00%, 2/15/34	$1,500	$ 1,494,024
4.125%, 3/31/29	11,567	11,656,915
4.125%, 11/15/32	12,000	12,094,219
Total U.S. Treasury Obligations (identified cost $24,658,503)		$ 25,245,158

Short-Term Investments — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(4)	6,638,164	$ 6,638,164
Total Short-Term Investments (identified cost $6,638,164)		$ 6,638,164
Total Investments — 101.0% (identified cost $160,684,660)		$162,915,500
Other Assets, Less Liabilities — (1.0)%		$ (1,591,955)
Net Assets — 100.0%		$161,323,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(3)	When-issued security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
At July 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	12.2%
Others, representing less than 10% individually	69.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 1.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 84.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,169,960
4.55%, 10/15/38	5,000	5,402,500
4.70%, 10/15/41	2,500	2,673,800
4.75%, 10/15/42	1,000	1,068,470
		$ 11,314,730
Education — 4.4%
Arizona State University, Green Bonds, 5.00%, 7/1/50	$5,000	$ 5,519,400
Bethlehem Area School District Authority, PA:
3.935%, (67% of SOFR + 0.35%), 1/1/30(1)	3,970	3,949,713
3.935%, (67% of SOFR + 0.35%), 1/1/32(1)	1,000	994,880
Texas A&M University, 4.375%, 5/15/38	1,720	1,817,954
University of California, 5.00%, 5/15/35(2)	6,000	7,103,160
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	313,449
		$ 19,698,556
Electric Utilities — 1.5%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,929,000
		$ 6,929,000
Escrowed/Prerefunded — 0.0%(3)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(4)	$25	$ 25,507
		$ 25,507
General Obligations — 28.5%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,088,405
Apex, NC, 3.00%, 6/1/31	245	238,485
Bellingham, WA, 4.00%, 12/1/43	1,725	1,709,009
Brookline, MA, 1.625%, 2/15/35	6,315	4,920,016
Bryan, TX, 2.00%, 8/15/33	2,365	1,932,252
Burleson, TX, 5.00%, 3/1/40	5,870	6,429,763
California, 5.00%, 12/1/26	5,325	5,584,700
Chandler, AZ, 2.85%, 7/1/32	2,010	1,882,687
Concord, MA:
4.00%, 1/15/40	1,140	1,183,765
4.00%, 1/15/41	705	728,900
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,604,464
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	$345	$ 387,704
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,280,080
Florida, (Department of Transportation), 2.00%, 7/1/33	900	752,346
Forsyth County, NC, 4.00%, 6/1/43	505	516,307
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,181,745
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	941,990
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,113,965
Guilford County, NC, 3.00%, 5/1/37	2,025	1,893,598
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,121,044
3.25%, 2/15/32	3,000	2,962,980
Huntersville, NC, 2.00%, 6/1/33	560	470,293
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,153,350
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,011,955
Lake Oswego, OR:
2.55%, 6/1/34	1,300	1,152,112
2.60%, 6/1/35	1,645	1,449,870
Lewisville, TX:
2.75%, 2/15/35	1,065	939,149
2.75%, 2/15/36	1,760	1,537,606
Lexington, MA, 4.00%, 2/1/42	905	929,335
Massachusetts, 4.00%, 2/1/39	4,000	4,133,920
Minnesota, 1.50%, 8/1/35	1,500	1,124,985
Morris Township, NJ, 3.00%, 11/1/29	60	59,662
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	2,180	2,261,205
4.00%, 9/1/40	975	1,003,714
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,050,323
New Braunfels, TX, 5.00%, 2/1/41	610	665,785
New York, NY:
5.00%, 3/15/37	1,000	1,169,960
5.25%, 10/1/42	6,000	6,750,000
5.25%, 4/1/47	7,500	8,387,775
North Carolina, 3.00%, 6/1/31	2,000	1,946,820
Orange County, NC, 3.15%, 2/1/37	810	764,203
Pennsylvania, 4.00%, 10/1/37	6,000	6,266,700
Pickerington Local School District, OH:
4.25%, 12/1/41	800	826,728

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pickerington Local School District, OH: (continued)
4.25%, 12/1/42	$285	$ 293,202
Plano, TX, 3.34%, 9/1/36	5,055	4,906,838
Portland, ME, 2.50%, 4/1/36	1,760	1,509,922
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,789,108
Richmond, VA, 2.70%, 7/15/39	3,000	2,518,560
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,240,340
Sherman, TX:
5.00%, 8/15/38	2,185	2,448,511
5.00%, 8/15/43	2,785	3,043,058
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	72,528
Somerville, MA, 1.875%, 10/15/36	4,490	3,455,010
Splendora Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49	2,010	2,176,790
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,754,180
Washington, 5.00%, 7/1/26	6,000	6,241,620
Wisconsin, 5.00%, 5/1/36(2)	1,000	1,138,570
Worthington City School District, OH, 5.00%, 12/1/43	375	413,074
		$128,510,966
Hospital — 6.8%
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.55%, 10/1/45(5)	$11,500	$ 11,500,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,173,430
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	2,975	3,457,575
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,097,712
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	510	514,880
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.60%, 11/15/39(5)	11,000	11,000,000
		$ 30,743,597
Housing — 9.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$2,445	$ 2,611,578
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	3,280	3,579,792
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,890	5,161,004
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$460	$ 483,676
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	4,310	3,482,739
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	372,815
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,885	4,182,397
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,775	2,921,825
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,730	1,482,835
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	574,762
Ohio Housing Finance Agency:
3.35%, 9/1/49	1,175	991,900
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	442,706
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	802,267
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,000	1,124,530
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	6,090	6,439,810
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	941,480
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,885	3,022,643
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,800	1,919,160
Social Bonds, (GNMA), 6.00%, 1/1/54	1,775	1,948,985
		$ 42,486,904
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 5,119,983
		$ 5,119,983
Insured - Education — 1.5%
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	$5,750	$ 6,538,440
		$ 6,538,440
Insured - General Obligations — 1.0%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,435	$ 2,225,536

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mauston School District, WI, (AGM), 1.75%, 3/1/36	$1,200	$ 908,232
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	318,040
(BAM), 0.00%, 8/1/42	700	312,382
(BAM), 0.00%, 8/1/43	1,325	560,290
		$ 4,324,480
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,116,370
		$ 1,116,370
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$2,140	$ 1,251,964
		$ 1,251,964
Lease Revenue/Certificates of Participation — 1.7%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 130,296
Oklahoma Industries Authority, (Oklahoma City Public Schools):
5.00%, 4/1/29	2,565	2,781,512
5.00%, 4/1/32	4,000	4,522,040
		$ 7,433,848
Other Revenue — 2.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,742,441
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	983,518
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,629,300
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,132,220
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,664,750
		$ 13,152,229
Senior Living/Life Care — 1.2%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,046,166
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/44	700	748,034
5.25%, 2/1/48	1,250	1,320,825
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$ 1,022,760
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44(2)	1,000	1,066,330
		$ 5,204,115
Special Tax Revenue — 9.3%
Miami, FL:
5.00%, 3/1/37	$1,250	$ 1,419,725
5.00%, 3/1/38	1,000	1,132,450
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	15,980,415
5.00%, 11/15/43	5,000	5,577,550
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	2,000	2,234,660
5.00%, 11/1/34	2,500	2,931,025
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,128,300
4.00%, 2/15/39	6,095	6,185,206
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,215	1,413,847
		$ 42,003,178
Transportation — 1.9%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,207,690
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,558,590
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,027,120
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35(2)	2,500	2,843,250
		$ 8,636,650
Water and Sewer — 9.8%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,573,984
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,342,867
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	3,545	4,097,772
Mesquite, TX, Waterworks and Sewer System Revenue, 3.00%, 3/1/33	390	358,706
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,753,661

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	$4,950	$ 5,076,572
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	17,003,740
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	720	753,106
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,292,454
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	701,370
		$ 43,954,232
Total Tax-Exempt Municipal Obligations (identified cost $364,560,418)		$378,444,749

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Virginia Public School Authority, 0.75%, 8/1/24	$495	$ 495,000
		$ 495,000
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 493,095
		$ 493,095
Total Taxable Municipal Obligations (identified cost $964,898)		$ 988,095

U.S. Treasury Obligations — 14.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 11/15/32	$20,000	$ 20,157,031
4.625%, 4/30/31	45,308	47,073,419
Total U.S. Treasury Obligations (identified cost $65,855,045)		$ 67,230,450

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(6)	14,139,696	$ 14,139,696
Total Short-Term Investments (identified cost $14,139,696)		$ 14,139,696
Total Investments — 102.2% (identified cost $445,520,057)		$460,802,990
Other Assets, Less Liabilities — (2.2)%		$(10,024,074)
Net Assets — 100.0%		$450,778,916
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(2)	When-issued security.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $238,362 or 0.01% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
At July 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	18.2%
Others, representing less than 10% individually	66.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.7% of total investments.

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Statements of Assets and Liabilities (Unaudited)

	July 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $154,046,496 and $431,380,361, respectively)	$156,277,336	$446,663,294
Affiliated investments, at value (identified cost $6,638,164 and $14,139,696, respectively)	6,638,164	14,139,696
Interest receivable	1,660,978	4,269,588
Dividends receivable from affiliated investments	30,917	37,282
Receivable for investments sold	471,576	82,024
Receivable for Fund shares sold	93,900	589,309
Trustees' deferred compensation plan	77,067	44,671
Total assets	$165,249,938	$465,825,864
Liabilities
Payable for investments purchased	$—	$470,967
Payable for when-issued securities	3,385,710	12,085,425
Payable for Fund shares redeemed	177,021	888,306
Distributions payable	118,076	507,664
Payable to affiliates:
Investment adviser and administration fee	46,195	188,585
Distribution and service fees	13,940	12,834
Trustees' deferred compensation plan	77,067	44,671
Other	15,605	119,647
Accrued expenses	92,779	728,849
Total liabilities	$3,926,393	$15,046,948
Net Assets	$161,323,545	$450,778,916
Sources of Net Assets
Paid-in capital	$173,318,581	$470,451,054
Accumulated loss	(11,995,036)	(19,672,138)
Net Assets	$161,323,545	$450,778,916
Class A Shares
Net Assets	$58,721,222	$42,032,245
Shares Outstanding	5,833,522	3,496,952
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.07	$12.02
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.41	$12.42
Class C Shares
Net Assets	$1,771,260	$4,414,037
Shares Outstanding	176,580	367,401
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.03	$12.01
Class I Shares
Net Assets	$100,831,063	$404,332,634
Shares Outstanding	10,012,682	33,605,438
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.07	$12.03
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended July 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$108,235	$305,988
Interest income	3,129,437	9,183,485
Total investment income	$3,237,672	$9,489,473
Expenses
Investment adviser and administration fee	$289,023	$1,134,497
Distribution and service fees:
Class A	74,152	55,031
Class C	9,199	21,852
Trustees’ fees and expenses	5,100	13,960
Custodian fee	22,511	55,474
Transfer and dividend disbursing agent fees	27,674	254,890
Legal and accounting services	26,864	39,074
Printing and postage	4,875	7,154
Registration fees	25,440	61,780
Miscellaneous	5,974	1,745
Total expenses	$490,812	$1,645,457
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,027	$215,680
Total expense reductions	$3,027	$215,680
Net expenses	$487,785	$1,429,777
Net investment income	$2,749,887	$8,059,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(6,741)	$55,569
Net realized gain (loss)	$(6,741)	$55,569
Change in unrealized appreciation (depreciation):
Investments	$(1,079,084)	$(3,677,254)
Net change in unrealized appreciation (depreciation)	$(1,079,084)	$(3,677,254)
Net realized and unrealized loss	$(1,085,825)	$(3,621,685)
Net increase in net assets from operations	$1,664,062	$4,438,011

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,749,887	$8,059,696
Net realized gain (loss)	(6,741)	55,569
Net change in unrealized appreciation (depreciation)	(1,079,084)	(3,677,254)
Net increase in net assets from operations	$1,664,062	$4,438,011
Distributions to shareholders:
Class A	$(877,645)	$(681,230)
Class C	(20,325)	(51,232)
Class I	(1,666,135)	(6,782,309)
Total distributions to shareholders	$(2,564,105)	$(7,514,771)
Transactions in shares of beneficial interest:
Class A	$(2,736,413)	$(4,313,664)
Class C	(317,509)	3,498
Class I	(11,507,784)	(7,777,837)
Net decrease in net assets from Fund share transactions	$(14,561,706)	$(12,088,003)
Net decrease in net assets	$(15,461,749)	$(15,164,763)
Net Assets
At beginning of period	$176,785,294	$465,943,679
At end of period	$161,323,545	$450,778,916

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,187,530	$17,325,019
Net realized loss	(2,831,381)	(4,800,009)
Net change in unrealized appreciation (depreciation)	130,204	3,231,302
Net increase in net assets from operations	$3,486,353	$15,756,312
Distributions to shareholders:
Class A	$(1,881,418)	$(1,536,273)
Class C	(51,600)	(105,464)
Class I	(3,950,376)	(15,091,430)
Total distributions to shareholders	$(5,883,394)	$(16,733,167)
Transactions in shares of beneficial interest:
Class A	$(15,301,276)	$(5,503,095)
Class C	(1,115,148)	(853,318)
Class I	(34,282,953)	(90,732,471)
Net decrease in net assets from Fund share transactions	$(50,699,377)	$(97,088,884)
Net decrease in net assets	$(53,096,418)	$(98,065,739)
Net Assets
At beginning of year	$229,881,712	$564,009,418
At end of year	$176,785,294	$465,943,679

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.11	$10.17	$10.45	$10.83	$10.66	$10.35
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.28	$0.17	$0.06	$0.08(1)	$0.16(1)
Net realized and unrealized gain (loss)	(0.05)	(0.07)	(0.30)	(0.32)	0.40	0.31
Total income (loss) from operations	$0.11	$0.21	$(0.13)	$(0.26)	$0.48	$0.47
Less Distributions
From net investment income	$(0.15)	$(0.27)	$(0.15)	$(0.05)	$(0.08)	$(0.16)
From net realized gain	—	—	—	(0.07)	(0.23)	—
Total distributions	$(0.15)	$(0.27)	$(0.15)	$(0.12)	$(0.31)	$(0.16)
Net asset value — End of period	$10.07	$10.11	$10.17	$10.45	$10.83	$10.66
Total Return(2)	1.08%(3)	2.14%	(1.20)%	(2.39)%	4.51%	4.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,721	$61,741	$77,727	$119,419	$135,622	$109,210
Ratios (as a percentage of average daily net assets):
Total expenses	0.74%(4)	0.75%	0.76%	0.80%	0.82%	0.88%
Net expenses	0.74%(4)(5)	0.75%(5)	0.76%(5)	0.80%	0.82%	0.88%
Net investment income	3.19%(4)	2.85%	1.45%	0.59%	0.71%	1.52%
Portfolio Turnover	29%(3)	92%	109%	96%	176%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% for the six months ended July 31, 2024 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.07	$10.14	$10.39	$10.79	$10.64	$10.32
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.21	$0.07	$(0.02)	$0.01	$0.08
Net realized and unrealized gain (loss)	(0.05)	(0.09)	(0.27)	(0.31)	0.38	0.32
Total income (loss) from operations	$0.07	$0.12	$(0.20)	$(0.33)	$0.39	$0.40
Less Distributions
From net investment income	$(0.11)	$(0.19)	$(0.05)	$—	$(0.01)	$(0.08)
From net realized gain	—	—	—	(0.07)	(0.23)	—
Total distributions	$(0.11)	$(0.19)	$(0.05)	$(0.07)	$(0.24)	$(0.08)
Net asset value — End of period	$10.03	$10.07	$10.14	$10.39	$10.79	$10.64
Total Return(2)	0.70%(3)	1.27%	(1.89)%	(3.11)%	3.70%	3.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,771	$2,098	$3,252	$4,603	$7,473	$24,622
Ratios (as a percentage of average daily net assets):
Total expenses	1.50%(4)	1.50%	1.51%	1.55%	1.57%	1.63%
Net expenses	1.50%(4)(5)	1.50%(5)	1.51%(5)	1.55%	1.57%	1.63%
Net investment income (loss)	2.44%(4)	2.10%	0.71%	(0.16)%	0.05%	0.78%
Portfolio Turnover	29%(3)	92%	109%	96%	176%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% for the six months ended July 31, 2024 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.11	$10.18	$10.45	$10.83	$10.66	$10.35
Income (Loss) From Operations
Net investment income	$0.17	$0.30	$0.18	$0.09	$0.11	$0.19
Net realized and unrealized gain (loss)	(0.05)	(0.07)	(0.27)	(0.32)	0.40	0.30
Total income (loss) from operations	$0.12	$0.23	$(0.09)	$(0.23)	$0.51	$0.49
Less Distributions
From net investment income	$(0.16)	$(0.30)	$(0.18)	$(0.08)	$(0.11)	$(0.18)
From net realized gain	—	—	—	(0.07)	(0.23)	—
Total distributions	$(0.16)	$(0.30)	$(0.18)	$(0.15)	$(0.34)	$(0.18)
Net asset value — End of period	$10.07	$10.11	$10.18	$10.45	$10.83	$10.66
Total Return(1)	1.21%(2)	2.29%	(0.85)%	(2.14)%	4.77%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,831	$112,946	$148,903	$207,787	$253,382	$157,176
Ratios (as a percentage of average daily net assets):
Total expenses	0.49%(3)	0.50%	0.51%	0.55%	0.57%	0.63%
Net expenses	0.49%(3)(4)	0.50%(4)	0.51%(4)	0.55%	0.57%	0.63%
Net investment income	3.43%(3)	3.10%	1.73%	0.84%	0.92%	1.77%
Portfolio Turnover	29%(2)	92%	109%	96%	176%	51%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% for the six months ended July 31, 2024 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.09	$12.09	$12.49	$13.07	$12.81	$12.21
Income (Loss) From Operations
Net investment income	$0.20	$0.37	$0.23	$0.13	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.09)	(0.01)	(0.40)	(0.53)	0.39	0.64
Total income (loss) from operations	$0.11	$0.36	$(0.17)	$(0.40)	$0.57	$0.87
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.23)	$(0.13)	$(0.18)	$(0.23)
From net realized gain	—	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$(0.18)	$(0.36)	$(0.23)	$(0.18)	$(0.31)	$(0.27)
Net asset value — End of period	$12.02	$12.09	$12.09	$12.49	$13.07	$12.81
Total Return(1)	0.96%(2)	3.13%	(1.25)%	(3.08)%	4.49%	7.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,032	$46,655	$52,419	$61,492	$67,422	$50,697
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.94%(4)	1.00%	1.03%	1.02%	0.99%	0.98%
Net expenses	0.85%(4)(5)	0.84%(5)	0.87%(5)	0.90%	0.90%	0.90%
Net investment income	3.34%(4)	3.20%	1.96%	1.09%	1.41%	1.81%
Portfolio Turnover	26%(2)	127%	159%	61%	104%	74%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.09	$12.08	$12.48	$13.07	$12.81	$12.21
Income (Loss) From Operations
Net investment income	$0.15(1)	$0.29(1)	$0.14(1)	$0.04(1)	$0.09(1)	$0.13
Net realized and unrealized gain (loss)	(0.09)	(0.00)(2)	(0.39)	(0.54)	0.38	0.64
Total income (loss) from operations	$0.06	$0.29	$(0.25)	$(0.50)	$0.47	$0.77
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.15)	$(0.04)	$(0.08)	$(0.13)
From net realized gain	—	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$(0.14)	$(0.28)	$(0.15)	$(0.09)	$(0.21)	$(0.17)
Net asset value — End of period	$12.01	$12.09	$12.08	$12.48	$13.07	$12.81
Total Return(3)	0.50%(4)	2.44%	(2.00)%	(3.88)%	3.70%	6.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,414	$4,437	$5,307	$8,362	$11,226	$22,557
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.69%(6)	1.75%	1.78%	1.77%	1.74%	1.73%
Net expenses	1.60%(6)(7)	1.59%(7)	1.62%(7)	1.65%	1.65%	1.65%
Net investment income	2.58%(6)	2.44%	1.17%	0.34%	0.72%	1.08%
Portfolio Turnover	26%(4)	127%	159%	61%	104%	74%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.11	$12.10	$12.50	$13.09	$12.82	$12.22
Income (Loss) From Operations
Net investment income	$0.21	$0.40	$0.26	$0.17	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.09)	(0.00)(1)	(0.40)	(0.54)	0.39	0.64
Total income (loss) from operations	$0.12	$0.40	$(0.14)	$(0.37)	$0.61	$0.90
Less Distributions
From net investment income	$(0.20)	$(0.39)	$(0.26)	$(0.17)	$(0.21)	$(0.26)
From net realized gain	—	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$(0.20)	$(0.39)	$(0.26)	$(0.22)	$(0.34)	$(0.30)
Net asset value — End of period	$12.03	$12.11	$12.10	$12.50	$13.09	$12.82
Total Return(2)	1.09%(3)	3.39%	(1.01)%	(2.90)%	4.82%	7.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,333	$414,852	$506,284	$619,232	$537,216	$404,214
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.75%	0.77%	0.77%	0.74%	0.73%
Net expenses	0.60%(5)(6)	0.59%(6)	0.61%(6)	0.65%	0.65%	0.65%
Net investment income	3.59%(5)	3.44%	2.21%	1.34%	1.66%	2.07%
Portfolio Turnover	26%(3)	127%	159%	61%	104%	74%
(1)	Amount is less than $(0.005).
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$9,904,486	$27,818,413
Long-term	$4,758,967	$8,264,754

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$160,206,636	$444,477,593
Gross unrealized appreciation	$3,102,301	$16,897,458
Gross unrealized depreciation	(393,437)	(572,061)
Net unrealized appreciation	$2,708,864	$16,325,397
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the six months ended July 31, 2024, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$289,023	$1,134,497
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser and administration fee paid was reduced by $3,027 and $8,502 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I,

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after June 1, 2025. Pursuant to these agreements, EVM and Parametric were allocated none and $207,178 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the six months ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2024 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$1,951	$2,379
EVD's Class A Sales Charges	$146	$990
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$74,152	$55,031
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$6,899	$16,389
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$2,300	$5,463
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Funds were informed that EVD received the following amount of CDSCs paid by Class A and Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$ —(1)	$ —
Class C	$ —	$ —(1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2024 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$31,756,931	$71,853,764
U.S. Government and Agency Securities	14,803,069	45,923,906
Total Purchases	$46,560,000	$117,777,670
Sales
Investments (non-U.S. Government)	$47,250,053	$57,237,149
U.S. Government and Agency Securities	11,872,892	64,762,413
Total Sales	$59,122,945	$121,999,562
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2024 (Unaudited)			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	195,340	$ 1,954,332	431,702	$ 4,309,032
Issued to shareholders electing to receive payments of distributions in Fund shares	69,104	691,075	152,110	1,518,594
Redemptions	(537,256)	(5,381,820)	(2,118,258)	(21,128,902)
Net decrease	(272,812)	$(2,736,413)	(1,534,446)	$(15,301,276)

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

Short-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2024 (Unaudited)			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	2,615	$ 26,088	17,099	$ 169,006
Issued to shareholders electing to receive payments of distributions in Fund shares	1,633	16,273	4,133	41,112
Redemptions	(35,932)	(359,870)	(133,765)	(1,325,266)
Net decrease	(31,684)	$ (317,509)	(112,533)	$(1,115,148)
Class I
Sales	1,260,806	$12,667,420	2,389,210	$23,964,022
Issued to shareholders electing to receive payments of distributions in Fund shares	117,312	1,173,391	277,896	2,774,821
Redemptions	(2,531,867)	(25,348,595)	(6,132,898)	(61,021,796)
Net decrease	(1,153,749)	$(11,507,784)	(3,465,792)	$(34,282,953)
Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2024 (Unaudited)			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	247,378	$ 2,955,559	1,163,376	$ 13,811,622
Issued to shareholders electing to receive payments of distributions in Fund shares	25,612	305,540	59,370	701,621
Redemptions	(633,650)	(7,574,763)	(1,702,245)	(20,016,338)
Net decrease	(360,660)	$(4,313,664)	(479,499)	$ (5,503,095)
Class C
Sales	40,187	$ 480,775	83,293	$ 987,954
Issued to shareholders electing to receive payments of distributions in Fund shares	2,258	26,909	4,570	54,038
Redemptions	(42,049)	(504,186)	(160,172)	(1,895,310)
Net increase (decrease)	396	$ 3,498	(72,309)	$ (853,318)
Class I
Sales	3,600,709	$43,159,919	18,509,621	$219,341,382
Issued to shareholders electing to receive payments of distributions in Fund shares	348,152	4,155,735	657,484	7,775,156
Redemptions	(4,610,447)	(55,093,491)	(26,747,553)	(317,849,009)
Net decrease	(661,586)	$(7,777,837)	(7,580,448)	$(90,732,471)

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
9  Affiliated Investments
At July 31, 2024, the value of each Fund’s investment in funds that may be deemed to be affiliated was $6,638,164 for Short-Term Municipal Bond Fund, which represents 4.1% of its net assets, and $14,139,696 for Intermediate-Term Municipal Bond Fund, which represents 3.1% of its net assets. Transactions in such investments by the Funds for the six months ended July 31, 2024 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,520,558	$42,264,477	$(38,146,871)	$ —	$ —	$6,638,164	$108,235	6,638,164
Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,129,656	$85,608,262	$(80,598,222)	$ —	$ —	$14,139,696	$305,988	14,139,696
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$130,372,618	$ —	$130,372,618
Taxable Municipal Obligations	—	659,560	—	659,560
U.S. Treasury Obligations	—	25,245,158	—	25,245,158
Short-Term Investments	6,638,164	—	—	6,638,164
Total Investments	$ 6,638,164	$156,277,336	$ —	$162,915,500
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$378,444,749	$ —	$378,444,749
Taxable Municipal Obligations	—	988,095	—	988,095
U.S. Treasury Obligations	—	67,230,450	—	67,230,450
Short-Term Investments	14,139,696	—	—	14,139,696
Total Investments	$14,139,696	$446,663,294	$ —	$460,802,990

Parametric
TABS Municipal Bond Funds
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
TABS Municipal Bond Funds
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund and Parametric TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the

Parametric
TABS Municipal Bond Funds
July 31, 2024
Board of Trustees’ Contract Approval — continued

“Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Parametric TABS Intermediate-Term Municipal Bond Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory. The Board noted that the performance of the Parametric TABS Short-Term Municipal Bond Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. On the basis of the foregoing, the performance of the Parametric TABS Short-Term Municipal Bond Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

Parametric
TABS Municipal Bond Funds
July 31, 2024
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

EITAX    7.31.24

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,393,890
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	2,000	1,880,420
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	25	23,122
		$ 3,297,432
Education — 4.0%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.035%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,704,433
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	2,014,312
Illinois Finance Authority, (University of Chicago):
5.00%, 4/1/36	3,500	4,057,410
5.25%, 4/1/39	1,275	1,482,863
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	526,240
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	792,555
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,160,013
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	684,100
University of California, 5.00%, 5/15/35(2)	7,080	8,381,729
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,586,277
Virginia College Building Authority, 4.00%, 2/1/33	865	877,966
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,551,488
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,949,716
		$ 28,769,102
Electric Utilities — 2.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,822,577
4.00%, 2/15/36	1,000	1,017,180
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,020,720
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	561,908
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,676,025
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	255,010
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 2.85%, 7/1/34(3)	$1,000	$ 1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	757,344
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	514,995
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,710,508
		$ 15,336,267
Escrowed/Prerefunded — 0.0%(4)
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 151,996
		$ 151,996
General Obligations — 42.3%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 303,903
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,795,169
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,050	2,052,357
Athens, AL:
5.00%, 5/1/33	300	341,247
5.00%, 5/1/35	630	723,498
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	775,806
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	406,744
Belding Area Schools, MI, 5.00%, 5/1/30	225	231,824
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,547,873
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	715	757,979
Bexar County, TX, 3.00%, 6/15/30	5,950	5,844,923
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,006,710
Brookline, MA, 3.10%, 3/15/33	1,620	1,597,579
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	941,688
Burlington, VT, 5.00%, 11/1/29	45	49,611
California:
1.95%, 12/1/34	1,000	812,330
2.85%, 12/1/32	1,625	1,517,327
3.00%, 11/1/35	7,250	6,907,220
4.55%, 12/1/37	1,000	1,079,530
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,142,207
Celina, TX, 1.625%, 9/1/32	3,120	2,503,332

1
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	$835	$ 923,176
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	366,309
0.00%, 8/1/31	460	360,888
0.00%, 8/1/32	530	399,647
0.00%, 8/1/33	700	506,009
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,106,677
4.00%, 9/1/33	1,000	1,003,990
4.00%, 9/1/34	1,000	1,006,280
Chandler, AZ:
2.60%, 7/1/30	2,625	2,448,259
2.85%, 7/1/32	1,925	1,803,070
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	416,250
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	460,930
Clark County, NV:
3.00%, 11/1/34	1,000	930,780
4.00%, 12/1/35	1,820	1,867,902
4.00%, 6/1/36	175	175,926
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,670	1,341,043
1.75%, 7/1/34	1,910	1,491,252
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	324,240
College Station, TX:
3.35%, 2/15/34	1,885	1,797,197
3.45%, 2/15/35	2,150	2,055,550
Colonial School District, PA, 5.00%, 2/15/33	50	50,908
Comal County, TX, 4.00%, 2/1/33	5,580	5,618,000
Connecticut:
4.00%, 1/15/34	3,000	3,114,570
4.00%, 1/15/35	3,000	3,103,110
Conroe, TX, 4.125%, 3/1/39	1,895	1,954,655
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	104,953
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	657,235
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	578,171
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,533,663
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	$1,075	$ 983,173
3.00%, 5/1/36	910	822,531
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	411,789
0.00%, 6/15/34	1,655	1,150,341
0.00%, 6/15/35	1,250	828,163
0.00%, 6/15/36	1,690	1,057,281
0.00%, 6/15/37	1,000	593,090
0.00%, 6/15/38	750	417,563
Dedham, MA, 3.30%, 4/1/36	775	757,919
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	769,898
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	502,835
Euless, TX, 5.00%, 2/15/34	125	140,688
Falls City Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/34	570	571,465
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	434,012
Florida, (Department of Transportation):
2.00%, 7/1/33	1,535	1,283,168
3.00%, 7/1/34	5,195	4,913,899
Forney Independent School District, TX, 0.00%, 8/15/37	150	86,799
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	371,640
3.00%, 8/15/36	500	458,825
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	2,315	2,158,691
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	401,368
Georgia, 5.00%, 2/1/32	795	828,859
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	624,400
5.00%, 8/15/32	935	1,041,328
5.00%, 8/15/33	1,020	1,133,200
5.00%, 8/15/34	330	366,287
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,451,578
Guilford County, NC, 3.00%, 5/1/35	1,710	1,626,313
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	892,574
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,890,572
2.00%, 8/1/33	1,305	1,081,206

2
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	$3,445	$ 3,402,489
Hays County, TX, 3.00%, 2/15/37	1,750	1,548,557
Hempstead, NY:
2.00%, 6/15/33	6,035	5,119,249
2.00%, 6/15/34	6,145	5,107,171
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,049,000
Henrico County, VA, 3.35%, 8/1/36	4,970	4,884,615
Homewood, AL, 5.00%, 9/1/29	2,000	2,074,380
Honolulu City and County, HI, 3.00%, 9/1/31	70	66,001
Houston, TX, 4.00%, 3/1/37	1,730	1,739,861
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,417,512
Series 2022B, 5.00%, 3/1/29	2,000	2,148,900
Independence School District, MO, 3.25%, 3/1/38	2,605	2,432,080
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,669,851
Kansas City, MO, 3.00%, 2/1/35	800	738,760
Kennebunk, ME, 2.00%, 10/1/35	600	483,516
Knox County, TN:
3.00%, 6/1/34	2,675	2,530,068
3.00%, 6/1/35	2,955	2,775,277
Knoxville, TN, 3.00%, 5/1/39	3,365	3,058,112
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	721,634
Lake Oswego, OR, 2.50%, 6/1/33	1,405	1,257,363
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,020,270
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	543,750
Lexington, MA:
3.15%, 2/15/35	595	577,418
3.20%, 2/15/36	1,195	1,150,223
Lincoln, NE, 3.00%, 5/15/33	965	932,161
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,552,383
Longview, TX, 4.00%, 9/1/37	1,100	1,126,378
Loudoun County, VA, 3.25%, 12/1/35	910	879,051
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	2,580	2,366,944
Massachusetts, 4.00%, 5/1/36	5,050	5,143,677
McKinney, TX, 2.50%, 8/15/35	2,080	1,779,710
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	340,711
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	397,707
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mill Valley School District, CA:
2.80%, 8/1/31	$85	$ 81,230
2.90%, 8/1/32	875	839,143
3.00%, 8/1/33	1,235	1,201,482
3.00%, 8/1/34	2,200	2,141,568
Millbrae School District, CA, 2.50%, 7/1/33	515	464,319
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	360,036
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,518,334
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,298,367
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,205,299
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	158,968
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,732,280
Nevada, 2.125%, 5/1/38	2,000	1,546,400
Newport News, VA, 3.00%, 2/1/37	90	80,834
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,385,711
0.00%, 8/1/37	6,580	4,220,412
North Carolina, 3.00%, 6/1/31	3,650	3,552,946
Orange County, NC:
3.25%, 8/1/36	2,985	2,860,615
3.30%, 8/1/37	2,470	2,394,813
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,959,790
Pasadena, TX:
4.00%, 2/15/28	500	501,150
4.00%, 2/15/29	150	150,332
4.00%, 2/15/30	440	440,867
4.00%, 2/15/31	650	651,001
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	256,293
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,624,439
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	716,380
Pennsylvania, 4.00%, 10/1/37	17,000	17,755,650
Plano, TX, 3.28%, 9/1/35	4,900	4,782,155
Portland, ME, 2.50%, 4/1/35	1,765	1,538,409
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,395	1,930,035
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	801,728
Racine County, WI:
0.25%, 3/1/37	735	435,818

3
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Racine County, WI: (continued)
0.50%, 3/1/38	$870	$ 507,871
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	579,270
Rhode Island:
2.00%, 8/1/36	1,000	778,790
3.125%, 4/1/35	505	467,978
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	602,364
Richmond, VA:
2.60%, 7/15/37	7,845	6,722,851
2.65%, 7/15/38	8,005	6,785,198
River Falls School District, WI, 3.20%, 4/1/32	2,185	2,080,491
Romeo Community Schools, MI, 5.00%, 5/1/30	700	722,561
Romulus, MI:
4.00%, 11/1/31	250	252,753
4.00%, 11/1/32	100	100,778
4.00%, 11/1/33	250	250,883
Round Rock, TX, 4.00%, 8/15/38	725	741,588
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	508,015
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,500,054
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	454,037
Somerville, MA, 1.75%, 10/15/34	4,335	3,429,505
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	509,495
Spokane, WA, 4.00%, 12/1/36	2,980	3,036,858
St. Charles School District, MO, 3.00%, 3/1/38	1,150	1,022,637
Stamford, CT, 2.00%, 8/15/33	805	673,721
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,009,130
Travis County, TX:
3.375%, 3/1/38	2,585	2,510,707
3.375%, 3/1/38	605	587,612
Tukwila, WA, 4.00%, 12/1/35	500	509,400
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	547,660
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,090,660
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	97,106
0.00%, 6/15/30	110	89,423
Union County, NC:
3.00%, 9/1/35	1,070	1,005,800
3.00%, 9/1/36	1,050	976,794
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX:
4.00%, 2/15/33	$350	$ 353,584
4.00%, 2/15/34	535	541,773
4.00%, 2/15/36	580	585,092
4.00%, 2/15/37	600	603,054
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	808,952
Vestavia Hills, AL, 4.00%, 8/1/35	800	820,176
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	407,740
3.00%, 10/15/36	490	433,675
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,020,726
2.00%, 7/15/35	1,270	1,021,766
2.00%, 7/15/36	1,300	1,022,242
Washington:
5.00%, 8/1/35	1,220	1,224,063
5.00%, 8/1/39	1,205	1,299,303
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/31	500	392,445
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,568,472
Westchester County, NY, 2.00%, 10/15/33	650	539,539
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,620	2,395,387
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	363,589
Williamson County, TX, 3.00%, 2/15/33	3,225	3,065,814
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	705	679,275
Wisconsin:
5.00%, 5/1/34(2)	2,625	2,977,432
5.00%, 5/1/35(2)	2,575	2,944,435
Wisconsin Rapids School District, WI, 2.00%, 4/1/34	435	336,868
Worthington City School District, OH:
0.00%, 12/1/29	340	281,782
0.00%, 12/1/30	465	370,679
0.00%, 12/1/31	270	206,780
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	103,161
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	415,024
		$307,447,353
Hospital — 8.4%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,020

4
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	$465	$ 489,645
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	345,837
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	100,675
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,240,090
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	360,815
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	950	916,227
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	366,069
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,009,850
5.00%, 11/15/32	1,000	1,009,710
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,047,800
5.00%, 10/1/31	1,500	1,533,690
5.00%, 10/1/32	2,000	2,042,800
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	882,971
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	130	130,606
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,023,790
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	445,038
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,029,700
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	525,975
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	724,290
5.00%, 7/1/28	600	620,874
5.00%, 7/1/31	275	283,547
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	154,109
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	3,000	3,486,630
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	713,454
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	4,000	4,478,880
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	$150	$ 150,884
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	630,981
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.60%, 11/15/39(3)	27,865	27,865,000
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,532,090
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	290,458
5.00%, 12/1/28	130	133,459
5.00%, 12/1/30	300	307,227
5.00%, 12/1/31	70	71,599
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	411,500
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	429,505
		$ 60,875,795
Housing — 10.8%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,930	$ 5,261,296
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	885	962,517
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,047,736
Florida Housing Finance Corp., (FHLMC), (FNMA), (GNMA), 6.25%, 7/1/55	1,510	1,684,722
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,380	3,752,172
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,103,986
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
Social Bonds, 1.50%, 1/1/31	300	248,076
Social Bonds, 1.60%, 7/1/31	175	144,265
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	8,150	8,869,889
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	304,803
2019 Series A, 4.00%, 8/1/35	440	453,398
2019 Series C, 4.00%, 8/1/34	240	247,975
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,134,059
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,975	3,189,914

5
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
Sustainability Bonds, 2.65%, 11/1/27	$60	$ 58,193
Sustainability Bonds, 2.85%, 11/1/29	20	19,124
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.40%, 11/1/26	100	97,493
New York Mortgage Agency, 3.65%, 4/1/32	95	94,522
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	5,000	5,441,400
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,285	2,510,552
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,795	6,329,936
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,225,859
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,500	4,951,665
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,625	2,866,106
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,935	5,418,729
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	5,000	5,514,050
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	997,280
Virginia Housing Development Authority, 2.55%, 5/1/27	90	87,440
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	6,200	6,738,780
		$ 78,755,937
Insured - Bond Bank — 1.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,227,761
		$ 11,227,761
Insured - Electric Utilities — 0.6%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 479,691
(AGM), 5.00%, 7/1/30	250	273,958
(AGM), 5.00%, 7/1/31	225	249,710
(AGM), 5.00%, 7/1/32	465	522,116
(AGM), 5.00%, 7/1/33	330	372,530
(AGM), 5.00%, 7/1/34	365	411,910
(AGM), 5.00%, 7/1/35	310	349,200
(AGM), 5.00%, 7/1/36	500	560,955
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M): (continued)
(AGM), 5.00%, 7/1/37	$390	$ 437,030
(AGM), 5.00%, 7/1/38	405	451,534
		$ 4,108,634
Insured - General Obligations — 0.6%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,916
Hawthorne School District, NJ, (BAM), 3.00%, 9/1/32	1,000	939,950
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,565	1,981,206
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	278,032
(BAM), 0.00%, 8/1/35	425	281,269
(BAM), 0.00%, 8/1/36	500	313,590
(BAM), 0.00%, 8/1/37	750	446,528
(BAM), 0.00%, 8/1/38	500	280,835
		$ 4,531,326
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 102,313
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	703,490
(AGC), 0.00%, 4/1/37	5,000	3,088,100
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,811
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	93,548
		$ 4,063,262
Insured - Special Tax Revenue — 0.3%
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	$1,500	$ 1,528,800
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	880	765,741
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	140,061
		$ 2,434,602
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$7,000	$ 4,095,210

6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$175	$ 178,619
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,621,153
		$ 6,894,982
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 254,365
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	271,830
(AGM), 2.00%, 10/1/34	30	24,500
		$ 550,695
Lease Revenue/Certificates of Participation — 2.4%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 361,533
5.00%, 6/15/31	310	319,585
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,206,910
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	659,029
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,074,540
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,538,490
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,823,061
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,935,965
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	261,302
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	513,770
		$ 17,694,185
Other Revenue — 6.4%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,347,859
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,041,392
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,028,150
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	517,265
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish): (continued)
5.00%, 4/1/29	$275	$ 284,042
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,317,487
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,197,700
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,665,275
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	92,911
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	960,747
Sustainability Bonds, 5.00%, 11/1/38	850	950,096
Sustainability Bonds, 5.00%, 11/1/43	750	815,805
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,155,750
		$ 46,374,479
Senior Living/Life Care — 1.7%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,483,125
4.00%, 1/1/32	350	355,236
4.00%, 1/1/33	600	608,346
4.00%, 1/1/34	685	694,295
4.00%, 1/1/35	615	621,408
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,745
5.00%, 11/15/30	910	923,322
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	101,133
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,044,243
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	315,419
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	959,751
5.00%, 2/1/31	1,160	1,249,169
5.00%, 2/1/32	800	869,184
5.00%, 2/1/33	515	564,610
5.00%, 2/1/34	550	606,831
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,323

7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes): (continued)
Series 2016A, 5.00%, 10/1/31	$300	$ 309,612
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,694,740
		$ 12,461,492
Special Tax Revenue — 4.7%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$340	$ 354,005
5.00%, 5/1/29	450	472,370
5.00%, 5/1/30	400	423,148
5.00%, 5/1/31	515	548,156
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,148,360
5.00%, 7/1/39	3,000	3,420,570
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	977,018
5.00%, 4/1/31	895	919,863
5.00%, 4/1/32	735	755,058
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	2,002,381
4.00%, 2/1/38	310	316,408
5.00%, 8/1/33	1,190	1,195,569
5.00%, 11/1/34	4,500	5,275,845
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,122,290
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,830,582
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,965,549
4.00%, 3/15/39	2,900	2,934,858
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,163,660
		$ 33,825,690
Transportation — 4.9%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 777,998
0.00%, 10/1/50	5,000	2,903,100
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	71,954
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	150,807
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport): (continued)
5.00%, 1/1/29	$150	$ 150,797
5.00%, 1/1/30	500	502,625
5.00%, 1/1/31	1,000	1,004,800
5.25%, 1/1/32	2,565	2,681,271
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,504,795
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	504,830
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	180,044
5.00%, 12/1/32	350	357,557
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	244,514
5.00%, 5/15/34	200	203,098
Maryland Department of Transportation, 3.00%, 10/1/31	4,830	4,633,612
Metropolitan Transportation Authority, NY, 4.015%, (67% of SOFR + 0.43%), 11/1/26(1)	1,440	1,437,350
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	1,000	804,420
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	155,790
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,098,340
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	241,751
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	320,109
5.00%, 7/1/32	660	701,917
5.00%, 7/1/33	600	637,674
5.00%, 7/1/34	450	478,174
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35(2)	7,750	8,814,075
		$ 35,561,402
Water and Sewer — 5.5%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 3.60%, 11/1/28(3)	$3,200	$ 3,200,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	804,600
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	1,475	1,521,020
4.00%, 10/1/37	1,595	1,640,792
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,497,550

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	$220	$ 229,764
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	589,082
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	3,350	3,816,320
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,716,405
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	518,655
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,697,778
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	937,430
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	159,977
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	641,968
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	605,688
4.00%, 11/1/30	670	675,795
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	196,757
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,165	2,065,843
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,950,649
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,589,430
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,264,086
4.00%, 10/15/36	500	507,425
4.00%, 10/15/36	700	712,866
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,650,400
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,703,549
		$ 39,893,829
Total Tax-Exempt Municipal Obligations (identified cost $703,951,288)		$714,256,221

U.S. Treasury Obligations — 0.0%(4)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 12/31/28	$118	$ 117,043
Total U.S. Treasury Obligations (identified cost $116,751)		$ 117,043

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	26,132,018	$ 26,132,018
Total Short-Term Investments (identified cost $26,132,018)		$ 26,132,018
Total Investments — 101.9% (identified cost $730,200,057)		$740,505,282
Other Assets, Less Liabilities — (1.9)%		$(13,479,307)
Net Assets — 100.0%		$727,025,975
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
At July 31, 2024, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	17.1%
Others, representing less than 10% individually	81.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SONYMA	– State of New York Mortgage Agency
SPA	– Standby Bond Purchase Agreement
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $704,068,039)	$714,373,264
Affiliated investments, at value (identified cost $26,132,018)	26,132,018
Interest receivable	6,889,180
Dividends receivable from affiliated investments	90,210
Receivable for investments sold	1,592,568
Receivable for Fund shares sold	3,539,985
Trustees' deferred compensation plan	37,271
Total assets	$752,654,496
Liabilities
Payable for when-issued securities	$23,113,717
Payable for Fund shares redeemed	1,786,978
Distributions payable	269,169
Payable to affiliates:
Investment adviser and administration fee	193,254
Distribution and service fees	20,957
Trustees' deferred compensation plan	37,271
Accrued expenses	207,175
Total liabilities	$25,628,521
Net Assets	$727,025,975
Sources of Net Assets
Paid-in capital	$789,453,026
Accumulated loss	(62,427,051)
Net Assets	$727,025,975
Class A Shares
Net Assets	$55,514,817
Shares Outstanding	4,566,854
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.57
Class C Shares
Net Assets	$10,530,949
Shares Outstanding	866,776
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.15
Class I Shares
Net Assets	$660,980,209
Shares Outstanding	54,417,187
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Dividend income from affiliated investments	$882,128
Interest income	12,734,314
Other income	5,347
Total investment income	$13,621,789
Expenses
Investment adviser and administration fee	$1,143,002
Distribution and service fees:
Class A	69,099
Class C	61,332
Trustees’ fees and expenses	22,443
Custodian fee	26,663
Transfer and dividend disbursing agent fees	115,767
Legal and accounting services	45,657
Printing and postage	11,397
Registration fees	33,448
Total expenses	$1,528,808
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$24,966
Total expense reductions	$24,966
Net expenses	$1,503,842
Net investment income	$12,117,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$286,185
Net realized gain	$286,185
Change in unrealized appreciation (depreciation):
Investments	$(7,376,414)
Net change in unrealized appreciation (depreciation)	$(7,376,414)
Net realized and unrealized loss	$(7,090,229)
Net increase in net assets from operations	$5,027,718
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,117,947	$21,250,923
Net realized gain (loss)	286,185	(6,122,407)
Net change in unrealized appreciation (depreciation)	(7,376,414)	6,425,581
Net increase in net assets from operations	$5,027,718	$21,554,097
Distributions to shareholders:
Class A	$(815,083)	$(1,714,898)
Class C	(134,607)	(335,289)
Class I	(10,341,477)	(18,170,240)
Total distributions to shareholders	$(11,291,167)	$(20,220,427)
Transactions in shares of beneficial interest:
Class A	$315,570	$(7,243,039)
Class C	(3,035,386)	(6,675,645)
Class I	27,258,665	90,960,347
Net increase in net assets from Fund share transactions	$24,538,849	$77,041,663
Net increase in net assets	$18,275,400	$78,375,333
Net Assets
At beginning of period	$708,750,575	$630,375,242
At end of period	$727,025,975	$708,750,575
13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.26	$12.21	$12.70	$13.24	$12.90	$12.22
Income (Loss) From Operations
Net investment income	$0.19	$0.33	$0.24	$0.18	$0.21	$0.24
Net realized and unrealized gain (loss)	(0.11)	0.05	(0.49)	(0.54)	0.34	0.68
Total income (loss) from operations	$0.08	$0.38	$(0.25)	$(0.36)	$0.55	$0.92
Less Distributions
From net investment income	$(0.18)	$(0.33)	$(0.24)	$(0.18)	$(0.21)	$(0.24)
Total distributions	$(0.18)	$(0.33)	$(0.24)	$(0.18)	$(0.21)	$(0.24)
Net asset value — End of period	$12.16	$12.26	$12.21	$12.70	$13.24	$12.90
Total Return(1)	0.65%(2)	3.23%	(1.88)%	(2.73)%	4.34%	7.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,515	$55,676	$62,567	$81,892	$88,983	$85,608
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.64%(5)	0.68%	0.68%	0.66%	0.68%	0.67%
Net expenses	0.63%(5)(6)	0.64%(6)	0.65%(6)	0.65%	0.65%	0.65%
Net investment income	3.18%(5)	2.93%	2.02%	1.39%	1.65%	1.88%
Portfolio Turnover of the Portfolio(7)	—	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	11%(2)	52%(8)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.26	$12.20	$12.69	$13.23	$12.89	$12.22
Income (Loss) From Operations
Net investment income	$0.15	$0.24	$0.15	$0.08	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.13)	0.06	(0.49)	(0.54)	0.34	0.67
Total income (loss) from operations	$0.02	$0.30	$(0.34)	$(0.46)	$0.46	$0.81
Less Distributions
From net investment income	$(0.13)	$(0.24)	$(0.15)	$(0.08)	$(0.12)	$(0.14)
Total distributions	$(0.13)	$(0.24)	$(0.15)	$(0.08)	$(0.12)	$(0.14)
Net asset value — End of period	$12.15	$12.26	$12.20	$12.69	$13.23	$12.89
Total Return(1)	0.19%(2)	2.54%	(2.62)%	(3.47)%	3.56%	6.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,531	$13,691	$20,513	$30,795	$37,239	$41,689
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.39%(5)	1.43%	1.43%	1.41%	1.43%	1.42%
Net expenses	1.38%(5)(6)	1.39%(6)	1.40%(6)	1.40%	1.40%	1.40%
Net investment income	2.43%(5)	2.17%	1.26%	0.64%	0.91%	1.13%
Portfolio Turnover of the Portfolio(7)	—	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	11%(2)	52%(8)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.25	$12.20	$12.69	$13.23	$12.89	$12.21
Income (Loss) From Operations
Net investment income	$0.21	$0.36	$0.27	$0.22	$0.25	$0.27
Net realized and unrealized gain (loss)	(0.12)	0.05	(0.49)	(0.54)	0.34	0.68
Total income (loss) from operations	$0.09	$0.41	$(0.22)	$(0.32)	$0.59	$0.95
Less Distributions
From net investment income	$(0.19)	$(0.36)	$(0.27)	$(0.22)	$(0.25)	$(0.27)
Total distributions	$(0.19)	$(0.36)	$(0.27)	$(0.22)	$(0.25)	$(0.27)
Net asset value — End of period	$12.15	$12.25	$12.20	$12.69	$13.23	$12.89
Total Return(1)	0.78%(2)	3.49%	(1.64)%	(2.49)%	4.60%	7.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$660,980	$639,383	$547,295	$825,332	$776,298	$596,099
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.39%(5)	0.43%	0.43%	0.41%	0.43%	0.42%
Net expenses	0.38%(5)(6)	0.39%(6)	0.40%(6)	0.40%	0.40%	0.40%
Net investment income	3.43%(5)	3.17%	2.25%	1.64%	1.89%	2.12%
Portfolio Turnover of the Portfolio(7)	—	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	11%(2)	52%(8)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
16
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $59,555,231 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $30,945,370 are short-term and $28,609,861 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$744,048,750
Gross unrealized appreciation	$382,728
Gross unrealized depreciation	(3,926,196)
Net unrealized depreciation	$(3,543,468)
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2024, the investment adviser and administration fee amounted to $1,143,002 or 0.32% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser and administration fee paid was reduced by $24,966 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, none of the Fund’s operating expenses were allocated to EVM and Parametric for the six months ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $5,707 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,689 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024 in the amount of $150. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 amounted to $69,099 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2024, the Fund paid or accrued to EVD $45,999 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to $15,333 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
19

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Fund was informed that EVD received $111 and $280 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $130,198,685 and $76,659,690, respectively, for the six months ended July 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	509,440	$ 6,182,695	1,519,484	$ 18,112,382
Issued to shareholders electing to receive payments of distributions in Fund shares	50,409	610,033	111,044	1,323,295
Redemptions	(533,422)	(6,477,158)	(2,216,184)	(26,678,716)
Net increase (decrease)	26,427	$ 315,570	(585,656)	$ (7,243,039)
Class C
Sales	56,404	$ 682,818	77,081	$ 920,635
Issued to shareholders electing to receive payments of distributions in Fund shares	8,577	103,736	22,182	264,328
Redemptions	(315,276)	(3,821,940)	(663,494)	(7,860,608)
Net decrease	(250,295)	$(3,035,386)	(564,231)	$ (6,675,645)
Class I
Sales	8,098,975	$98,330,025	25,956,534	$311,039,152
Issued to shareholders electing to receive payments of distributions in Fund shares	742,524	8,978,302	1,286,871	15,326,653
Redemptions	(6,608,035)	(80,049,662)	(19,931,882)	(235,405,458)
Net increase	2,233,464	$27,258,665	7,311,523	$ 90,960,347
20

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
9   Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $26,132,018, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$36,302,705	$91,816,121	$(101,986,808)	$ —	$ —	$26,132,018	$882,128	26,132,018
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$714,256,221	$ —	$714,256,221
U.S. Treasury Obligations	—	117,043	—	117,043
Short-Term Investments	26,132,018	—	—	26,132,018
Total Investments	$26,132,018	$714,373,264	$ —	$740,505,282
21

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
24

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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EALTX-NCSR    7.31.24

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2024
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Education — 8.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.035%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 983,430
Bethlehem Area School District Authority, PA, 3.935%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,288,224
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,239,525
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/34	1,105	1,307,955
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	250,925
		$ 6,070,059
Electric Utilities — 7.3%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 826,423
5.00%, 11/1/31	900	996,678
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,277,648
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,686,859
Seattle, WA, Municipal Light and Power Revenue, 3.86%, (SIFMA + 0.25%), 5/1/45(1)	500	490,310
		$ 5,277,918
General Obligations — 29.0%
Amherst, NY, 3.00%, 11/1/31	$500	$ 484,490
Bexar County, TX, 3.00%, 6/15/30	2,300	2,259,382
California, 2.85%, 12/1/32	500	466,870
Columbia School District, MO, 2.10%, 3/1/27	500	478,630
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	493,453
0.00%, 6/15/27	135	122,592
0.00%, 6/15/28	310	271,879
0.00%, 6/15/30	155	126,370
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,470
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	1,000	939,090
Forest Lake, MN, 2.15%, 2/1/27	300	288,864
Frisco, TX, 2.00%, 2/15/33	415	348,476
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	987,660
Illinois, 5.00%, 3/1/25	1,750	1,767,850
Lakeland, FL, 5.00%, 10/1/24	50	50,148
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lewisville, TX, 2.75%, 2/15/33	$1,530	$ 1,381,911
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,198
Loudoun County, VA, 1.625%, 12/1/34	1,000	783,820
North Carolina:
2.00%, 6/1/33	1,365	1,144,006
3.00%, 6/1/31	2,500	2,433,525
Orange County, NC, 2.875%, 2/1/32	350	332,717
Pennsylvania, 4.00%, 5/1/32	500	522,995
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,184,865
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	192,274
Somerville, MA, 1.75%, 10/15/33	3,000	2,429,280
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	295,002
5.00%, 4/1/28	300	321,642
5.00%, 4/1/30	135	149,147
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	67,997
0.00%, 6/15/26	20	18,781
0.00%, 6/15/27	150	136,022
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	400	302,088
		$20,987,494
Hospital — 8.4%
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	$1,000	$ 1,129,490
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	25,074
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	540,750
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.55%, 10/1/45(2)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,065,090
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,554
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,779
University of Colorado Hospital Authority:
(SPA: TD Bank, N.A.), 3.60%, 11/15/35(2)	1,000	1,000,000
(SPA: TD Bank, N.A.), 3.60%, 11/15/39(2)	1,000	1,000,000

1
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
University of Wisconsin Hospitals and Clinics Authority, Sustainability Bonds, 5.00% to 10/1/31 (Put Date), 4/1/54	$500	$ 554,215
		$ 6,080,952
Housing — 12.3%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$480	$ 504,706
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	925	973,942
New York Mortgage Agency, 2.10%, 10/1/28	55	51,147
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 3.60%, 7/1/36(2)	1,405	1,405,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	690	730,006
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	1,000	1,098,710
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	109,244
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,100,370
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	965	1,011,040
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,855	1,977,801
		$ 8,961,966
Insured - General Obligations — 2.5%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$1,000	$ 832,410
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	1,110	971,183
		$ 1,803,593
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 181,895
		$ 181,895
Insured - Special Tax Revenue — 0.0%(3)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,031
		$ 10,031
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 66,055
		$ 66,055
Lease Revenue/Certificates of Participation — 1.9%
Oklahoma Industries Authority, (Oklahoma City Public Schools), 5.00%, 4/1/32	$1,000	$ 1,130,510
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	249,465
		$ 1,379,975
Other Revenue — 8.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 848,896
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	2,000	1,979,700
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	261,235
5.00%, 12/1/28	370	378,754
5.00%, 12/1/29	600	613,248
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,132,220
		$ 6,214,053
Senior Living/Life Care — 4.2%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	$60	$ 60,166
5.00%, 11/15/25	60	60,796
5.00%, 11/15/29	830	842,259
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	784,115
5.00%, 2/1/28	950	991,458
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	50,000
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/24	65	64,906
4.00%, 11/15/25	125	124,342
4.00%, 11/15/28	30	29,614
4.00%, 11/15/29	50	49,364
		$ 3,057,020

2
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.7%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.60%, 11/1/38(2)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 6.5%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,585,700
Maryland Department of Transportation, 3.00%, 10/1/31	560	537,230
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 3.65%, 12/1/38(2)	1,000	1,000,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35(4)	500	568,650
		$ 4,691,580
Water and Sewer — 6.5%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 55,182
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	1,000	1,139,200
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,003,140
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,500,550
		$ 4,698,072
Total Tax-Exempt Municipal Obligations (identified cost $70,426,939)		$70,695,663

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	1,862,361	$ 1,862,361
Total Short-Term Investments (identified cost $1,862,361)		$ 1,862,361
Total Investments — 100.2% (identified cost $72,289,300)		$72,558,024
Other Assets, Less Liabilities — (0.2)%		$ (133,108)
Net Assets — 100.0%		$72,424,916

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(3)	Amount is less than 0.05%.
(4)	When-issued security.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
At July 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	11.9%
Others, representing less than 10% individually	85.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by each individual financial institution or financial guaranty assurance agency was 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Statement of Assets and Liabilities (Unaudited)

July 31, 2024
Assets
Unaffiliated investments, at value (identified cost $70,426,939)	$70,695,663
Affiliated investments, at value (identified cost $1,862,361)	1,862,361
Interest receivable	574,657
Dividends receivable from affiliated investments	9,805
Receivable for investments sold	55,096
Receivable for Fund shares sold	87,325
Receivable from affiliates	8,848
Trustees' deferred compensation plan	15,995
Total assets	$73,309,750
Liabilities
Payable for when-issued securities	$564,285
Payable for Fund shares redeemed	252,398
Payable to affiliates:
Investment adviser and administration fee	19,156
Distribution and service fees	2,979
Trustees' deferred compensation plan	15,995
Accrued expenses	30,021
Total liabilities	$884,834
Net Assets	$72,424,916
Sources of Net Assets
Paid-in capital	$75,017,289
Accumulated loss	(2,592,373)
Net Assets	$72,424,916
Class A Shares
Net Assets	$5,899,408
Shares Outstanding	576,516
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.23
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.57
Class C Shares
Net Assets	$2,043,057
Shares Outstanding	199,658
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.23
Class I Shares
Net Assets	$64,482,451
Shares Outstanding	6,294,990
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.24
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2024
Investment Income
Dividend income from affiliated investments	$86,404
Interest income	1,286,743
Total investment income	$1,373,147
Expenses
Investment adviser and administration fee	$115,797
Distribution and service fees:
Class A	8,113
Class C	11,348
Trustees’ fees and expenses	2,448
Custodian fee	13,091
Transfer and dividend disbursing agent fees	14,251
Legal and accounting services	29,414
Printing and postage	3,978
Registration fees	38,694
Miscellaneous	917
Total expenses	$238,051
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$76,296
Total expense reductions	$76,296
Net expenses	$161,755
Net investment income	$1,211,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(76,938)
Net realized loss	$(76,938)
Change in unrealized appreciation (depreciation):
Investments	$(479,013)
Net change in unrealized appreciation (depreciation)	$(479,013)
Net realized and unrealized loss	$(555,951)
Net increase in net assets from operations	$655,441
5
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Statements of Changes in Net Assets

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,211,392	$2,399,926
Net realized loss	(76,938)	(592,196)
Net change in unrealized appreciation (depreciation)	(479,013)	(234,194)
Net increase in net assets from operations	$655,441	$1,573,536
Distributions to shareholders:
Class A	$(94,828)	$(238,475)
Class C	(24,657)	(61,531)
Class I	(1,008,623)	(1,963,426)
Total distributions to shareholders	$(1,128,108)	$(2,263,432)
Transactions in shares of beneficial interest:
Class A	$(1,418,359)	$(1,553,313)
Class C	(568,254)	(538,303)
Class I	927,052	3,260,776
Net increase (decrease) in net assets from Fund share transactions	$(1,059,561)	$1,169,160
Net increase (decrease) in net assets	$(1,532,228)	$479,264
Net Assets
At beginning of period	$73,957,144	$73,477,880
At end of period	$72,424,916	$73,957,144
6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.30	$10.37	$10.59	$10.91	$10.60	$10.24
Income (Loss) From Operations
Net investment income	$0.16	$0.29	$0.17	$0.10	$0.13	$0.17
Net realized and unrealized gain (loss)	(0.08)	(0.07)	(0.21)	(0.30)	0.31	0.36
Total income (loss) from operations	$0.08	$0.22	$(0.04)	$(0.20)	$0.44	$0.53
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.17)	$(0.10)	$(0.13)	$(0.17)
From net realized gain	—	—	(0.01)	(0.02)	—	—
Total distributions	$(0.15)	$(0.29)	$(0.18)	$(0.12)	$(0.13)	$(0.17)
Net asset value — End of period	$10.23	$10.30	$10.37	$10.59	$10.91	$10.60
Total Return(1)	0.77%(2)	2.15%	(0.37)%	(1.87)%	4.19%	5.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,899	$7,362	$9,006	$14,526	$22,853	$19,901
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.85%(4)	0.81%	0.80%	0.78%	0.81%	0.83%
Net expenses	0.64%(4)(5)	0.64%(5)	0.64%(5)	0.65%	0.65%	0.65%
Net investment income	3.16%(4)	2.99%	1.57%	0.92%	1.23%	1.64%
Portfolio Turnover	28%(2)	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.30	$10.37	$10.59	$10.91	$10.59	$10.24
Income (Loss) From Operations
Net investment income	$0.12	$0.21	$0.09	$0.02	$0.05	$0.09
Net realized and unrealized gain (loss)	(0.08)	(0.07)	(0.21)	(0.30)	0.32	0.35
Total income (loss) from operations	$0.04	$0.14	$(0.12)	$(0.28)	$0.37	$0.44
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.09)	$(0.02)	$(0.05)	$(0.09)
From net realized gain	—	—	(0.01)	(0.02)	—	—
Total distributions	$(0.11)	$(0.21)	$(0.10)	$(0.04)	$(0.05)	$(0.09)
Net asset value — End of period	$10.23	$10.30	$10.37	$10.59	$10.91	$10.59
Total Return(1)	0.40%(2)	1.39%	(1.12)%	(2.60)%	3.52%	4.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,043	$2,628	$3,198	$3,591	$3,994	$3,875
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.60%(4)	1.56%	1.55%	1.53%	1.56%	1.58%
Net expenses	1.39%(4)(5)	1.39%(5)	1.39%(5)	1.40%	1.40%	1.40%
Net investment income	2.41%(4)	2.24%	0.89%	0.17%	0.48%	0.90%
Portfolio Turnover	28%(2)	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.31	$10.38	$10.60	$10.92	$10.61	$10.25
Income (Loss) From Operations
Net investment income	$0.17	$0.31	$0.20	$0.13	$0.16	$0.20
Net realized and unrealized gain (loss)	(0.08)	(0.07)	(0.22)	(0.30)	0.31	0.36
Total income (loss) from operations	$0.09	$0.24	$(0.02)	$(0.17)	$0.47	$0.56
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.19)	$(0.13)	$(0.16)	$(0.20)
From net realized gain	—	—	(0.01)	(0.02)	—	—
Total distributions	$(0.16)	$(0.31)	$(0.20)	$(0.15)	$(0.16)	$(0.20)
Net asset value — End of period	$10.24	$10.31	$10.38	$10.60	$10.92	$10.61
Total Return(1)	0.90%(2)	2.40%	(0.12)%	(1.62)%	4.45%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,482	$63,967	$61,275	$75,548	$66,298	$47,792
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%(4)	0.56%	0.55%	0.53%	0.56%	0.58%
Net expenses	0.39%(4)(5)	0.39%(5)	0.39%(5)	0.40%	0.40%	0.40%
Net investment income	3.40%(4)	3.23%	1.88%	1.17%	1.46%	1.88%
Portfolio Turnover	28%(2)	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2024 and the years ended January 31, 2024 and 2023).
9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
10

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $3,026,522 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $1,469,608 are short-term and $1,556,914 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$72,085,306
Gross unrealized appreciation	$835,005
Gross unrealized depreciation	(362,287)
Net unrealized appreciation	$472,718
11

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2024, the investment adviser and administration fee amounted to $115,797 or 0.32% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2024, the investment adviser and administration fee paid was reduced by $2,452 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $73,844 in total of the Fund's operating expenses for the six months ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2024, EVM earned $1,274 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2024 amounted to $8,113 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2024, the Fund paid or accrued to EVD $8,511 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2024 amounted to $2,837 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $19,749,242 and $20,515,738, respectively, for the six months ended July 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2024 (Unaudited)		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	37,051	$ 378,735	76,311	$ 780,068
Issued to shareholders electing to receive payments of distributions in Fund shares	9,248	94,328	23,387	237,363
Redemptions	(184,500)	(1,891,422)	(253,620)	(2,570,744)
Net decrease	(138,201)	$(1,418,359)	(153,922)	$(1,553,313)
Class C
Sales	4,908	$ 50,204	5,386	$ 54,883
Issued to shareholders electing to receive payments of distributions in Fund shares	2,409	24,571	6,059	61,483
Redemptions	(62,783)	(643,029)	(64,743)	(654,669)
Net decrease	(55,466)	$ (568,254)	(53,298)	$ (538,303)
Class I
Sales	998,339	$10,217,581	2,674,876	$27,244,712
Issued to shareholders electing to receive payments of distributions in Fund shares	98,738	1,007,832	193,284	1,963,280
Redemptions	(1,005,783)	(10,298,361)	(2,568,409)	(25,947,216)
Net increase	91,294	$ 927,052	299,751	$ 3,260,776
13

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2024.
9   Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,862,361, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,512,016	$20,187,939	$(22,837,594)	$ —	$ —	$1,862,361	$86,404	1,862,361
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$70,695,663	$ —	$70,695,663
Short-Term Investments	1,862,361	—	—	1,862,361
Total Investments	$1,862,361	$70,695,663	$ —	$72,558,024
14

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
15

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the
16

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than the Fund’s benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
17

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
18

EALBX-NCSR    7.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024